UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
 (Exact name of registrant as specified in charter)

1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
 (Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
 (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Report to Stockholders.

Semi-Annual Report
December 31, 2016

Quaker Event Arbitrage Fund
Quaker Global Tactical Allocation Fund
Quaker Mid-Cap Value Fund
Quaker Small-Cap Value Fund
Quaker Strategic Growth Fund

Mutual fund investing involves risk. Principal loss is possible.

Investing in the Quaker Funds may involve special risk including, but not limited to, investments in smaller companies, short sales, foreign securities, special situations, debt securities and value growth investing.  Please refer to the prospectus for more complete information.

This report must be preceded or accompanied by a current prospectus.

The opinions expressed are those of the adviser or sub-advisers through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk.

Chairman’s Letter to the Shareholders (unaudited)

December 31, 2016

Dear Fellow Shareholder:

The premise upon which Quaker Funds, Inc. was founded was the desire to afford everyday investors access to the same tactical and allocation strategies used by professional money managers to augment traditional investing strategies within a holistic asset allocation mix. Our commitment to this principle is still as strong today as it was the day we opened our doors.

Our management team continually strives to provide our shareholders with innovative investment alternatives and advisers that constantly seek superior returns. Thank you for your trust and investment in the Quaker Funds.

Sincerely,

Jeffry H. King, Sr.
Chairman & CEO

Quaker Investment Trust

Performance Update (unaudited)

Quaker Event Arbitrage Fund  (QEAAX, QEACX, QEAIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Event Arbitrage Fund (“Fund”) seeks to provide long-term growth of capital.   The Fund generally invest in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations or similar events (corporate reorganizations).

Average Annualized Total Return
									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2016
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.99%	11/21/03	7.55%	13.80%	3.61%	4.78%	1.39%	1.96%	4.98%	5.43%
Class C	2.74%	6/7/10	12.96%	12.96%	3.99%	3.99%	N/A	N/A	2.36%	2.36%
Institutional Class	1.74%	6/7/10	14.04%	14.04%	5.02%	5.02%	N/A	N/A	3.36%	3.36%
S&P 500® Total Return Index**			11.96%	11.96%	14.66%	14.66%	6.95%	6.95%	8.28%	8.28%

*
As stated in the Prospectus dated November 1, 2016. Net Expense Ratio shown. Gross Expense Ratio: A:2.41%, C:3.16%, I:2.16%. The net expense ratio reflects a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through November 1, 2017. Absent the waiver and reimbursement, performance would have been less favorable.

**	The benchmark since inception returns are calculated since commencement of November 21, 2003 through December 31, 2016.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“S&P 500® Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The S&P 500® Index assumes reinvestment of all dividends and distributions.

2016 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Event Arbitrage Fund  (QEAAX, QEACX, QEAIX)

ADVISER:
Quaker Funds, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2016
$29,393,874

Top 10 Holdings* (% of net assets)
Mondelez International Inc.	5.2%
Pfizer Inc.	4.8%
Hess Corp.	3.7%
Diagnostic Services Holdings Inc.	3.6%
IEC Electronics Corp.	3.4%
Ithaca Energy Inc., 8.125%, 07/01/2019	3.4%
Kosmos Energy Ltd., 7.875%, 08/01/2021	3.4%
Gastar Exploration Inc., 8.625%, 05/15/2018	3.3%
Tullow Oil PLC, 6.00%, 11/01/2020	3.2%
Imperva Inc.	3.0%
% Fund Total	37.0%
*  Includes Long-Term Investments only.

Sectors (% of net assets)

2016 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Global Tactical Allocation Fund  (QTRAX, QTRCX, QTRIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks to provide long-term growth of capital. The Fund invests in ETFs and common stocks of US companies, ETF’s and ADRs of foreign companies, and individual bonds and ETFs of fixed income securities, without regard to market capitalization.

Average Annualized Total Return
									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2016
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.80%	5/1/08	-10.67%	-5.50%	7.72%	8.95%	N/A	N/A	-0.31%	0.34%
Class C	2.55%	5/1/08	-6.13%	-6.13%	8.12%	8.12%	N/A	N/A	-0.41%	-0.41%
Institutional Class	1.55%	7/23/08	-5.18%	-5.18%	9.22%	9.22%	N/A	N/A	2.07%	2.07%
MSCI World® Index**			7.51%	7.51%	10.41%	10.41%	N/A	N/A	3.86%	3.86%

*
As stated in the Prospectus dated November 1, 2016. Net Expense Ratio shown. Gross Expense Ratio: A:2.10%, C:2.85%, I:1.85%. The net expense ratio reflects a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through November 1, 2017. Absent the waiver and reimbursement, performance would have been less favorable.

**	The benchmark since inception returns are calculated since commencement of May 1, 2008 through December 31, 2016.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Morgan Stanley Capital International World Index (“MSCI World® Index”) measures developed-market equity performance throughout the world. The MSCI World® Index assumes reinvestment of all dividends and distributions.

2016 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Global Tactical Allocation Fund  (QTRAX, QTRCX, QTRIX)

ADVISER:
Quaker Funds, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2016
$6,751,100

Top 10 Holdings* (% of net assets)
Direxion Daily Emerging Markets Bull 3X Shares	5.0%
Direxion Daily S&P 500 Bull 3X	4.5%
Direxion Daily Small Cap Bull 3X Shares	4.4%
PowerShares DB Commodity Index Tracking Fund	2.5%
New Jersey State Economic Development Authority
Revenue, Series NN, 5.00%, 03/01/2021	1.7%
General Motors Financial Co. Inc., 2.94%, 01/15/2019	1.5%
Steel Dynamics Inc., 6.125%, 08/15/2019	1.2%
Bank of America Corp., 2.625%, 10/19/2020	1.2%
Altria Group Inc., 4.75%, 05/05/2021	1.1%
Gilead Sciences Inc., 4.40%, 12/01/2021	1.1%
% Fund Total	24.2%
* Includes Long-Term Investments only.

Sectors (% of net assets)

2016 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Mid-Cap Value Fund  (QMCVX, QMCCX, QMVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks comparable to the companies included in the Russell Midcap® Value Index.

Average Annualized Total Return
									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2016
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.17%	12/31/97	14.95%	21.65%	11.56%	12.84%	4.98%	5.58%	7.23%	7.55%
Class C	2.92%	7/31/00	20.76%	20.76%	12.00%	12.00%	4.79%	4.79%	7.76%	7.76%
Institutional Class	1.92%	11/21/00	21.94%	21.94%	13.13%	13.13%	5.85%	5.85%	9.03%	9.03%
Russell Mid-Cap® Value Index**			20.00%	20.00%	15.70%	15.70%	7.59%	7.59%	9.45%	9.45%

*	As stated in the Prospectus dated November 1, 2016.
**	The benchmark since inception returns are calculated since commencement of December 31,1997 through December 31, 2016.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of companies included in the Russell 1000 Index with current market capitalizations approximately between $1.2 billion to $28.2 billion. The Russell Midcap® Value index assumes reinvestment of all dividends.

2016 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Mid-Cap Value Fund  (QMCVX, QMCCX, QMVIX)

SUB-ADVISER:
Kennedy Capital Management, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2016
$7,418,462

Top 10 Holdings* (% of net assets)
Reinsurance Group of America Inc. Cl A	3.1%
ON Semiconductor Corp.	2.6%
East West Bancorp Inc.	2.5%
Huntington Bancshares Inc.	2.4%
PacWest Bancorp	2.4%
Helmerich & Payne Inc.	2.4%
Harman International Industries Inc.	2.4%
Old Dominion Freight Line Inc.	2.4%
Reliance Steel & Aluminum Co.	2.3%
Torchmark Corp.	2.3%
% Fund Total	24.8%
*  Includes Long-Term Investments only.

Sectors (% of net assets)

2016 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Small-Cap Value Fund  (QUSVX, QSVCX, QSVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks of U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The Fund invests in companies considered by the Fund’s sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

Average Annualized Total Return
									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2016
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.98%	11/25/96	9.94%	16.36%	11.62%	12.89%	5.30%	5.89%	9.66%	9.97%
Class C	2.73%	7/28/00	15.47%	15.47%	12.04%	12.04%	5.10%	5.10%	8.71%	8.71%
Institutional Class	1.73%	9/12/00	16.65%	16.65%	13.17%	13.17%	6.16%	6.16%	9.12%	9.12%
Russell 2000® Index**			21.31%	21.31%	14.46%	14.46%	7.07%	7.07%	8.37%	8.37%

*	As stated in the Prospectus dated November 1, 2016.
**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2016.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Russell 2000® Index currently represents approximately 8% of the market capitalization of the Russell 3000® Index.

2016 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Small-Cap Value Fund  (QUSVX, QSVCX, QSVIX)

SUB-ADVISER:
Aronson Johnson Ortiz, LP

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2016
$33,366,229

Top 10 Holdings* (% of net assets)
Aspen Technology Inc.	1.3%
Vishay Intertechnology Inc.	1.2%
Reinsurance Group of America Inc. Cl A	1.2%
Assured Guaranty Ltd.	1.2%
National Bank Holdings Corp.	1.2%
Popular Inc.	1.2%
Quanta Services Inc.	1.2%
Central Pacific Financial Corp.	1.2%
United Therapeutics Corp.	1.2%
Trinseo SA	1.2%
% Fund Total	12.1%
*  Includes Long-Term Investments only.

Sectors (% of net assets)

2016 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Strategic Growth Fund (QUAGX, QAGCX, QAGIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration. The Fund invests primarily in equity securities of domestic U.S. companies which the Fund’s sub-adviser believes show a high probability for superior growth.

Average Annualized Total Return
									Commencement
									of operations
	Expense	Inception							through
	Ratio*	Date	One Year		Five Year		Ten Year		12/31/2016
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.87%	11/25/96	-3.02%	2.61%	10.48%	11.74%	3.70%	4.29%	10.49%	10.80%
Class C	2.62%	7/11/00	1.87%	1.87%	10.92%	10.92%	3.52%	3.52%	3.84%	3.84%
Institutional Class	1.62%	7/20/00	2.88%	2.88%	12.01%	12.01%	4.54%	4.54%	4.79%	4.79%
S&P 500® Total Return Index**			11.96%	11.96%	14.66%	14.66%	6.95%	6.95%	7.54%	7.54%

*	As stated in the Prospectus dated November 1, 2016.
**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2016.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“S&P 500® Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The S&P 500® Index assumes reinvestment of all dividends and distributions.

2016 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Strategic Growth Fund  (QUAGX, QAGCX, QAGIX)

SUB-ADVISER:
Los Angeles Capital Management and Equity Research, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2016
$76,437,851

Top 10 Holdings* (% of net assets)
Apple Inc.	4.2%
AT&T Inc.	2.2%
International Business Machines Corp.	2.2%
JPMorgan Chase & Co.	2.1%
Verizon Communications Inc.	1.9%
Exxon Mobil Corp.	1.9%
Wells Fargo & Co.	1.8%
Bank of America Corp.	1.6%
Johnson & Johnson	1.6%
Gilead Sciences Inc.	1.6%
% Fund Total	21.1%
*  Includes Long-Term Investments only.

Sectors (% of net assets)

2016 SEMI-ANNUAL REPORT

Expense Information (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2016 through December 31, 2016.

ACTUAL EXPENSES

The first section of each table below provides information about actual account values and actual expenses for each of the Funds.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number  in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Annualized	Ending
		Account Value	Expense Ratio	Account Value	Expenses Paid
		(7/1/2016)	for the Period	(12/31/2016)	During Period*
Event Arbitrage
Example based on actual return of:
Class A	5.35%	$1,000.00	1.99%	$1,053.50	$10.30
Class C	5.04%	1,000.00	2.74%	1,050.40	14.16
Institutional Class	5.53%	1,000.00	1.74%	1,055.30	9.01
Hypothetical example based on assumed 5% return:
Class A		1,000.00	1.99%	1,015.17	10.11
Class C		1,000.00	2.74%	1,011.39	13.89
Institutional Class		1,000.00	1.74%	1,016.43	8.84

2016 SEMI-ANNUAL REPORT

Expense Information (unaudited) (continued)

		Beginning	Annualized	Ending
		Account Value	Expense Ratio	Account Value	Expenses Paid
		(7/1/2016)	for the Period	(12/31/2016)	During Period*
Global Tactical Allocation
Example based on actual return of:
Class A	3.52%	$1,000.00	2.41%	$1,035.20	$12.36
Class C	3.10%	1,000.00	3.16%	1,031.00	16.18
Institutional Class	3.66%	1,000.00	2.16%	1,036.60	11.09
Hypothetical example based on assumed 5% return:
Class A		1,000.00	2.41%	1,013.06	12.23
Class C		1,000.00	3.16%	1,009.28	16.00
Institutional Class		1,000.00	2.16%	1,014.32	10.97
Mid-Cap Value
Example based on actual return of:
Class A	14.12%	1,000.00	2.39%	1,141.20	12.90
Class C	13.69%	1,000.00	3.14%	1,136.90	16.91
Institutional Class	14.27%	1,000.00	2.14%	1,142.70	11.56
Hypothetical example based on assumed 5% return:
Class A		1,000.00	2.39%	1,013.16	12.13
Class C		1,000.00	3.14%	1,009.38	15.90
Institutional Class		1,000.00	2.14%	1,014.42	10.87
Small-Cap Value
Example based on actual return of:
Class A	18.96%	1,000.00	2.16%	1,189.60	11.92
Class C	18.47%	1,000.00	2.91%	1,184.70	16.02
Institutional Class	19.13%	1,000.00	1.91%	1,191.30	10.55
Hypothetical example based on assumed 5% return:
Class A		1,000.00	2.16%	1,014.32	10.97
Class C		1,000.00	2.91%	1,010.54	14.75
Institutional Class		1,000.00	1.91%	1,015.58	9.70
Strategic Growth
Example based on actual return of:
Class A	10.63%	1,000.00	2.24%	1,106.30	11.89
Class C	10.28%	1,000.00	2.99%	1,102.80	15.85
Institutional Class	10.84%	1,000.00	1.99%	1,108.40	10.58
Hypothetical example based on assumed 5% return:
Class A		1,000.00	2.24%	1,013.91	11.37
Class C		1,000.00	2.99%	1,010.13	15.15
Institutional Class		1,000.00	1.99%	1,015.17	10.11

*
Expenses are equal to the Funds’ annualized six-month expense ratios multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

2016 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Event Arbitrage Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 91.0%
Common Stocks — 62.4%
Basic Materials — 1.0%
Chemicals — 1.0%
MPM Holdings Inc. (a)(b)	34,576	$276,608
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a) f *^	109,444	0
Total Basic Materials
(Cost $1,252,601)		276,608
Communications — 7.1%
Internet — 4.3%
30DC Inc. (a)•	50,000	1,000
Imperva Inc. (a)(b)**	23,000	883,200
Liberty Ventures (a)(b)	9,000	331,830
WebMD Health Corp. (a)	1,071	53,090
		1,269,120
Media — 2.1%
Tribune Media Co. Cl A **	17,340	606,553
Telecommunications — 0.7%
NII Holdings Inc. (a)(b)	89,529	192,487
Total Communications
(Cost $3,461,603)		2,068,160
Consumer, Cyclical — 4.9%
Auto Parts & Equipment — 0.0%
Exide Technologies (a)*^	5,926	15,000
Distribution & Wholesale — 0.5%
Medion AG f •	8,011	148,459
Lodging — 0.0%
Trump Entertainment
Resorts Inc. (a)*^	8,949	0
Trump Entertainment
Resorts Inc. (a)*^	135	0
		0
Retail — 4.4%
Advance Auto Parts Inc. (b)	2,000	338,240
Chipotle Mexican Grill Inc. (a)(b)	1,000	377,320
Punch Taverns PLC (a) f	60,336	140,538
Signet Jewelers Ltd. f	4,500	424,170
		1,280,268
Total Consumer, Cyclical
(Cost $1,968,033)		1,443,727
Consumer, Non-cyclical — 28.6%
Beverages — 2.5%
Anheuser-Busch InBev NV - ADR (b) f	7,000	738,080
Biotechnology — 1.5%
Amgen Inc.	3,000	438,630
Commercial Services — 3.6%
GFK SE f	6,000	274,017
Herc Holdings Inc. (a)	3,224	129,476
Sotheby’s (a)(b)	16,320	650,515
		1,054,008
Cosmetics & Personal Care — 0.8%
Coty Inc. (b)	12,800	234,368
Food — 5.2%
Mondelez International Inc. **	34,840	1,544,457
Healthcare-Products — 1.2%
NuVasive Inc. (a)(b)	5,000	336,800
Synovis Life Technologies Inc. (a)^	43,000	14,035
		350,835
Healthcare-Services — 2.9%
Air Methods Corp. (a)(b)	15,000	477,750
Brookdale Senior Living Inc. (a)	29,650	368,253
		846,003
Pharmaceuticals — 10.9%
AbbVie Inc. (b)**	12,030	753,319
Celesio AG f	11,796	319,057
Depomed Inc. (a)(b)	28,000	504,560
GlaxoSmithKline PLC - ADR f	5,850	225,283
INYX Inc. (a)	167,850	101
Pfizer Inc. (b)**	43,060	1,398,589
		3,200,909
Total Consumer, Non-cyclical
(Cost $8,527,608)		8,407,290
Diversified — 0.4%
Holding Companies-Diversified — 0.4%
CF Corp. (a) f	11,400	119,358
Stoneleigh Partners
Acquisition Corp. (a)*^	400	0
		119,358
Total Diversified
(Cost $114,000)		119,358

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 62.4% (Continued)
Energy — 6.3%
Energy-Alternate Sources — 0.7%
TerraForm Global Inc. (b)	20,000	$79,000
TerraForm Power Inc. (a)(b)	9,000	115,290
		194,290
Oil & Gas — 4.8%
Hess Corp. (b) **	17,300	1,077,617
OGX Austria Petroleo e
Gas SA-SP-ADR f •	55,075	37,567
SandRidge Energy Inc. (a)	12,500	294,375
		1,409,559
Pipelines — 0.8%
The Williams Cos. Inc.	8,000	249,120
Total Energy
(Cost $2,169,315)		1,852,969
Financial — 6.0%
Diversified Financial Services — 0.9%
Alliance Data Systems Corp. (b)	700	159,950
Guoco Group Ltd. f	10,000	110,259
		270,209
Real Estate — 5.1%
CA Immobilien Anlagen AG f	38,800	713,322
Conwert Immobilien Invest SE f	45,000	768,332
Safeway Casa Ley CVR (a)*^	47,000	10,575
Safeway Property Development
Center LLC CVR (a)*^	47,000	10,575
		1,502,804
Total Financial
(Cost $1,468,138)		1,773,013
Healthcare — 3.6%
Healthcare-Services — 3.6%
Diagnostic Services
Holdings Inc. (a)^	10,221	1,063,505
Total Healthcare
(Cost $735,000)		1,063,505
Industrial — 4.5%
Electronics — 4.5%
IEC Electronics Corp. (a)	283,656	1,012,652
PerkinElmer Inc. (b)	6,000	312,900
		1,325,552
Total Industrial
(Cost $1,525,727)		1,325,552
Technology — 0.0%
Computers — 0.0%
Computer Horizons Corp. (a)*^	65,000	0
Total Technology
(Cost $0)		0
Escrow Shares — 0.0%
Exide Technologies (a)*^	1,777	0
Petrocorp Inc. (a)*^	200	0
Total Escrow Shares
(Cost $1,687)		0
Total Common Stocks
(Cost $21,223,712)		18,330,182
Preferred Stocks — 3.9%
Energy — 0.0%
Oil & Gas — 0.0%
GeoMet Inc., 12.50%,
Convertible Series A (a)•	3	5
Total Energy
(Cost $22)		5
Financial — 1.8%
Insurance — 0.1%
MBIA Insurance Corp.,
4.71% (a)*#^	10	40,000
Mortgage Agencies — 1.7%
Federal Home Loan Mortgage Corp.,
0.00%, Series G (a)	3,000	33,765
Federal Home Loan Mortgage Corp.,
0.00%, Series M (a)	9,500	109,250
Federal Home Loan Mortgage Corp.,
0.00%, Series Q (a)•	1,000	11,445
Federal Home Loan Mortgage Corp.,
0.00%, Series S (a)	25,000	287,750
Federal Home Loan Mortgage Corp.,
5.00%, Series F (a)	4,500	53,775
		495,985
Total Financial
(Cost $1,051,290)		535,985
Healthcare — 2.1%
Healthcare-Services — 2.1%
Diagnostic Services Holdings Inc.,
0.00% (a)*^	613	613,000
Total Healthcare
(Cost $613,000)		613,000

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Preferred Stocks — 3.9% (Continued)
Industrial — 0.0%
Aerospace & Defense — 0.0%
Rolls-Royce Holdings PLC,
0.00% (a) f^	2,122,900	$2,611
Total Industrial
(Cost $3,102)		2,611
Total Preferred Stocks
(Cost $1,667,414)		1,151,601
Structured Notes — 4.4%
Bank of America Corp. Structured
Note, Expiration: 02/14/2017 (a)•	4,000	426,280
Heineken Holding NV Structured
Note, Expiration: 11/20/2017 (a)•	212	878,388
		1,304,668
Total Structured Notes
(Cost $1,247,321)		1,304,668
	Par
	Value
Asset Backed Securities — 0.7%
AFC Home Equity Loan Trust
Class 1A, Series 2000-2,
1.37%, 06/25/2030•	$8,078	7,159
Citigroup Mortgage Loan Trust Inc.
Class M3, Series 2005-OPT1,
1.29%, 02/25/2035•	199,478	168,932
Countrywide Asset-Backed Certificates
Class 2M2, Series 2007-11,
1.08%, 06/25/2047+•	1,052,005	16,633
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A,
0.78%, 04/15/2035•	17,402	15,274
		207,998
Total Asset Backed Securities
(Cost $213,264)		207,998
Convertible Bonds — 1.4%
Basic Materials — 0.0%
Mining — 0.0%
Talvivaara Mining Co. PLC,
4.00%, 12/16/2015 f *+^	€12,900,000	0
Total Basic Materials
(Cost $1,141,280)		0
Consumer, Cyclical — 0.3%
Auto Parts & Equipment — 0.3%
Exide Technologies, 7.00%,
04/30/2025•	$165,209	85,909
Total Consumer, Cyclical
(Cost $158,629)		85,909
Financial — 1.1%
Banks — 1.1%
BNP Paribas Fortis SA,
1.68%, 12/29/2049 f•	€500,000	337,217
Total Financial
(Cost $556,507)		337,217
Total Convertible Bonds
(Cost $1,856,416)		423,126
Corporate Bonds — 17.3%
Consumer, Cyclical — 1.2%
Auto Parts & Equipment — 1.2%
Exide Technologies,
8.625%, 02/12/2018 *+^	$1,000,000	0
Exide Technologies,
11.00%, 04/30/2020•	436,390	340,384
		340,384
Total Consumer, Cyclical
(Cost $422,157)		340,384
Energy — 14.8%
Oil & Gas — 14.8%
Gastar Exploration Inc.,
8.625%, 05/15/2018•	1,000,000	980,000
Halcon Resources Corp.,
12.00%, 02/15/2022*#•	390,000	425,100
Ithaca Energy Inc.,
8.125%, 07/01/2019 f *#•	1,000,000	997,500
Kosmos Energy Ltd.,
7.875%, 08/01/2021 (b) f #•	1,000,000	995,000
OGX Austria GMBH,
8.50%, 06/01/2018 f *+•	3,500,000	35
Tullow Oil PLC,
6.00%, 11/01/2020 f #•	1,000,000	952,500
		4,350,135
Total Energy
(Cost $4,259,707)		4,350,135

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2016 (unaudited)

	Par	Fair
	Value	Value
Corporate Bonds — 17.3% (Continued)
Financial — 1.3%
Diversified Financial Services — 1.3%
Hellas Telecommunications
Luxembourg II SCA,
0.00%, 01/15/2015 f *+#^	$5,000,000	$25,000
Lehman Brothers Holdings Inc.,
4.55%, 12/29/2099 +•	110,000	6,325
Lehman Brothers Holdings Inc.,
5.32%, 12/29/2099 +•	130,000	7,313
Lehman Brothers Holdings Inc.,
5.50%, 02/27/2020 +•	100,000	5,625
Lehman Brothers Holdings Inc.,
7.00%, 01/28/2020 +•	100,000	5,625
Lehman Brothers Holdings Inc.,
8.25%, 09/23/2020 +•	100,000	5,625
Lehman Brothers Holdings Inc.,
8.75%, 02/14/2023 +•	200,000	11,250
Twin Reefs Pass-Through Trust,
0.00%, 12/29/2049 *+#^	1,000,000	320,000
		386,763
Venture Capital — 0.0%
Infinity Capital Group,
7.00%, 12/31/2049 *+^	25,000	0
Total Financial
(Cost $610,000)		386,763
Total Corporate Bonds
(Cost $5,291,864)		5,077,282
Mortgage Backed Securities — 0.9%
Federal Home Loan Mortgage
Corp. Class IG, Series 3756,
4.00%, 11/15/2037•	1,070,206	36,488
GSR Mortgage Loan Trust
Class B2, Series 2005-5F,
5.73%, 06/25/2035•	628,584	222,476
		258,964
Total Mortgage Backed Securities
(Cost $583,870)		258,964
Escrow Notes — 0.0%
Mirant Corp.*+^	20,000	0
NewPage Corp.*+^	300,000	0
		0
Total Escrow Notes
(Cost $198,770)		0
Total Long-Term Investments
(Cost $32,282,631)		26,753,821

	Number
	of Contracts
	(100 Shares
	Per Contract)
Purchased Options — 0.5%
Call Options — 0.1%
Mondelez International Inc.,
Expiration: January, 2017
Exercise Price: $50.00	100	2,700
Valeant Pharmaceuticals
International Inc.,
Expiration: January, 2018
Exercise Price: $30.00	100	14,500
Total Call Options
(Cost $84,578)		17,200
Put Options — 0.4%
CurrencyShares Euro Trust,
Expiration: March, 2017
Exercise Price: $105.00	370	131,350
Total Put Options
(Cost $165,142)		131,350
Total Purchased Options
(Cost $249,720)		148,550
	Par
	Value
Money Market Deposit Account — 1.7%
U.S. Bank N.A., 0.10%	$496,406	496,406
Total Money Market Deposit Account
(Cost $496,406)		496,406

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Event Arbitrage Fund
December 31, 2016 (unaudited)

		Fair
	Units	Value
Investments Purchased with Proceeds
from Securities Lending — 20.0%
Mount Vernon Liquid Assets
Portfolio, 0.98% (c)(d)
(Cost $5,883,218)	5,883,218	$5,883,218
Total Investments
(Cost $38,911,975) — 113.2%		33,281,995
Liabilities in Excess
of Other Assets, Net (13.2)%		(3,888,121)
Total Net Assets — 100.0%		$29,393,874
	Number
	of Shares
Schedule of Securities Sold Short (a)
Common Stocks — 2.1%
Communications — 1.1%
Media —1.1%
Liberty Broadband Corp. Series C	4,452	329,760
Consumer, Non-cyclical - 1.0%
Cosmetics & Personal Care - 1.0%
The Procter & Gamble Co.	3,400	285,872
Total Common Stocks		615,632
Total Securities Sold Short
(Proceeds $586,864)		$615,632
	Number
	of Contracts
	(100 Shares Per
	Contract)
Written Options
Call Options
Advance Auto Parts Inc.,
Expiration: January, 2017
Exercise Price: $170.00	20	6,600
Alliance Data Systems Corp.,
Expiration: January, 2017
Exercise Price: $240.00•	7	1,207
CurrencyShares Euro Trust,
Expiration: March, 2017
Exercise Price: $105.00	370	38,850
Herc Holdings Inc.,
Expiration: January, 2017
Exercise Price: $40.00•	32	5,360
Hess Corp.,
Expiration: January, 2017
Exercise Price: $64.50	173	19,895
Signet Jewelers Ltd.,
Expiration: January, 2017
Exercise Price: $95.00	45	14,850
Sotheby’s,
Expiration: January, 2017
Exercise Price: $37.00•	163	54,198
Valeant Pharmaceuticals
International Inc.,
Expiration: January, 2018
Exercise Price: $40.00	100	7,500
Total Call Options
(Premiums Received $241,510)		148,460
Put Options
Mondelez International Inc.,
Expiration: January, 2017
Exercise Price: $40.00	100	2,300
Total Put Options
(Premiums Received $12,900)		2,300
Total Written Options
(Premiums Received $254,410)		$150,760

ADR - American Depositary Receipt
CVR - Contingent Value Rights
€ - Euro
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $5,754,974. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $2,456,785, representing 8.4% of net assets.
**	All or a portion of the shares have been committed as collateral for open securities sold short or written options.
+	Defaulted bonds.
#	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
•	Level 2 securities.
^	Indicates a fair valued security. Total market value for fair valued securities is $2,114,301 representing 7.2% of net assets and Level 3 securities.

The accompanying notes are an integral part of the financial statements.
2016 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Global Tactical Allocation Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 84.5%
Common Stocks — 4.0%
Basic Materials — 0.0%
Chemicals — 0.0%
AdvanSix Inc. (a)	20	$443
Total Basic Materials (Cost $302)		443
Consumer, Cyclical — 0.2%
Airlines — 0.2%
AMR Corp. Escrow (a)*^	7,600	14,668
Auto Manufacturers — 0.0%
Tata Motors Ltd. - ADR f	0	16
Total Consumer, Cyclical
(Cost $3,199)		14,684
Energy — 3.8%
Pipelines — 3.8%
Cheniere Energy Partners LP	1,229	35,420
Enterprise Products Partners LP	1,392	37,640
Magellan Midstream Partners LP	522	39,479
ONEOK Partners LP	845	36,343
Plains All American Pipeline LP	1,105	35,680
Spectra Energy Corp.	845	34,721
Western Gas Partners LP	615	36,137
		255,420
Total Energy (Cost $248,955)		255,420
Total Common Stocks
(Cost $252,456)		270,547
Closed End Mutual Fund — 0.6%
Ares Capital Corp.	2,242	36,971
Total Closed End Mutual Fund
(Cost $35,547)		36,971
Exchange Traded Funds — 16.8%
Direxion Daily Emerging Markets
Bull 3X Shares (a)	6,361	336,115
Direxion Daily Small Cap
Bull 3X Shares (a)	2,955	298,898
Direxion Daily S&P 500 Bull 3X (a)	2,849	306,979
PowerShares DB Commodity
Index Tracking Fund (a)	10,760	170,439
VanEck Vectors Emerging
Markets High Yield Bond	1,000	24,040
		1,136,471
Total Exchange Traded Funds
(Cost $1,130,460)		1,136,471
Preferred Stocks — 3.8%
Energy — 0.6%
Pipelines — 0.6%
Kinder Morgan Inc., 9.75%,
Series A, Convertible	729	35,466
Total Energy (Cost $35,518)		35,466
Financial — 3.2%
Banks — 0.5%
Barclays Bank PLC,
8.125%, Series 5 f	1,365	34,862
Private Equity — 0.5%
Hercules Capital Inc., 7.00%	1,400	35,854
Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities Inc.,
6.45%, Series E	2,404	60,220
Digital Realty Trust Inc.,
6.625%, Series F	2,380	59,786
NorthStar Realty Finance Corp.,
8.75%, Series A	1,000	25,330
		145,336
Total Financial (Cost 217,333)		216,052
Total Preferred Stocks
(Cost $252,851)		251,518
Real Estate Investment Trusts — 5.6%
Apartment Investment &
Management Co.	1,514	68,811
Colony Capital Inc.	2,963	60,001
Lamar Advertising Co.	921	61,928
MGM Growth Properties LLC	2,500	63,275
Prologis Inc.	1,244	65,671
Weyerhaeuser Co.	1,960	58,976
		378,662
Total Real Estate Investment Trusts
(Cost $362,450)		378,662
	Par
	Value
Corporate Bonds — 52.0%
Basic Materials — 6.2%
Chemicals — 2.0%
CF Industries Inc.,
3.45%, 06/01/2023•	$70,000	62,930
Monsanto Co.,
2.75%, 07/15/2021•	70,000	69,985
		132,915

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Global Tactical Allocation Fund
December 31, 2016 (unaudited)

	Par	Fair
	Value	Value
Corporate Bonds — 52.0% (Continued)
Iron & Steel — 4.2%
ArcelorMittal,
5.50%, 03/01/2021 f •	$65,000	$71,175
Cliffs Natural Resources Inc.,
4.875%, 04/01/2021•	65,000	60,450
Steel Dynamics Inc.,
6.125%, 08/15/2019•	80,000	82,440
United States Steel Corp.,
7.50%, 03/15/2022•	70,000	72,275
		286,340
Total Basic Materials (Cost $418,272)		419,255
Communications — 5.3%
Internet — 1.0%
eBay Inc., 2.20%, 08/01/2019•	70,000	69,968
Media — 1.1%
Discovery Communications LLC,
4.375%, 06/15/2021•	70,000	73,808
Telecommunications — 3.2%
AT&T Inc., 2.80%, 02/17/2021•	70,000	69,444
CenturyLink Inc.,
7.50%, 04/01/2024•	70,000	73,500
Frontier Communications Corp.,
11.00%, 09/15/2025•	70,000	72,275
		215,219
Total Communications (Cost $359,973)		358,995
Consumer, Cyclical — 5.6%
Auto Manufacturers — 1.5%
General Motors Financial Co. Inc.,
2.94%, 01/15/2019 •	100,000	100,441
Home Builders — 1.1%
KB Home, 7.50%, 09/15/2022•	70,000	73,850
Retail — 3.0%
JC Penney Corp. Inc.,
5.65%, 06/01/2020•	70,000	69,038
Toys R Us. Inc.,
7.375%, 10/15/2018•	66,000	65,010
Walgreens Boots Alliance Inc.,
2.60%, 06/01/2021•	70,000	69,560
		203,608
Total Consumer, Cyclical (Cost $380,425)		377,899
Consumer, Non-cyclical — 10.3%
Agriculture — 1.1%
Altria Group Inc.,
4.75%, 05/05/2021•	70,000	76,286
Beverages — 1.0%
Molson Coors Brewing Co.,
2.10%, 07/15/2021•	70,000	68,174
Biotechnology — 1.1%
Gilead Sciences Inc.,
4.40%, 12/01/2021•	70,000	75,309
Commercial Services — 2.1%
Quad Graphics Inc.,
7.00%, 05/01/2022•	70,000	68,250
RR Donnelley & Sons Co.,
7.00%, 02/15/2022•	70,000	70,350
		138,600
Food — 2.2%
Campbell Soup Co.,
4.25%, 04/15/2021•	70,000	74,616
SUPERVALU Inc.,
6.75%, 06/01/2021•	70,000	70,700
		145,316
Healthcare-Services — 1.8%
CHS/Community
Health Systems Inc.,
5.125%, 08/15/2018•	50,000	49,000
Cigna Corp., 4.50%, 03/15/2021•	70,000	74,402
		123,402
Pharmaceuticals — 1.0%
Teva Pharmaceutical Finance
Netherlands III BV,
2.20%, 07/21/2021 f •	70,000	66,968
Total Consumer, Non-cyclical (Cost $696,700)		694,055
Energy — 5.0%
Oil & Gas — 4.0%
Apache Corp., 3.625%, 02/01/2021•	70,000	72,590
Chevron Corp., 2.10%, 05/16/2021•	70,000	69,400
Ensco PLC, 4.50%, 10/01/2024 f •	70,000	60,025
Shell International Finance BV,
1.875%, 05/10/2021 f •	70,000	68,440
		270,455

The accompanying notes are an integral part of the financial statements.
2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Global Tactical Allocation Fund
December 31, 2016 (unaudited)

	Par	Fair
	Value	Value
Corporate Bonds — 52.0% Continued)
Oil & Gas Services — 1.0%
SESI LLC, 6.375%, 05/01/2019•	$70,000	$70,000
Total Energy (Cost $340,438)		340,455
Financial — 10.6%
Banks — 6.4%
Bank of America Corp.,
2.625%, 10/19/2020•	80,000	80,046
Bank of Montreal,
1.497%, 07/31/2018 f •	70,000	70,278
Citigroup Inc.,
2.35%, 08/02/2021•	70,000	68,474
Goldman Sachs Group Inc.,
2.042%, 04/23/2020 •	70,000	70,669
JPMorgan Chase & Co.,
4.35%, 08/15/2021•	70,000	74,886
Wells Fargo & Co.,
1.958%, 12/07/2020 •	70,000	70,486
		434,839
Diversified Financial Services — 1.1%
Navient Corp.,
7.25%, 09/25/2023•	70,000	71,925
Real Estate Investment Trusts — 1.0%
Simon Property Group LP,
2.50%, 07/15/2021•	70,000	70,067
Insurance — 1.0%
Genworth Holdings Inc.,
6.515%, 05/22/2018•	70,000	68,950
Private Equity — 1.1%
Icahn Enterprises LP,
6.00%, 08/01/2020•	70,000	71,487
Total Financial (Cost $719,081)		717,268
Industrial — 2.0%
Aerospace & Defense — 1.0%
Kratos Defense & Security
Solutions Inc.,
7.00%, 05/15/2019•	70,000	67,725
Engineering & Construction — 1.0%
MasTec Inc.,
4.875%, 03/15/2023•	70,000	68,425
Total Industrial (Cost $137,578)		136,150
Technology — 5.9%
Computers — 0.9%
Seagate HDD Cayman,
4.875%, 06/01/2027 f •	65,000	58,580
Office & Business Equipment — 1.1%
Xerox Corp., 4.50%, 05/15/2021•	70,000	72,780
Semiconductors — 2.1%
Analog Devices Inc.,
2.50%, 12/05/2021•	70,000	69,358
Micron Technology Inc.,
5.875%, 02/15/2022•	70,000	72,975
		142,333
Software — 1.8%
BMC Software Inc.,
7.25%, 06/01/2018•	55,000	55,275
Oracle Corp.,
1.90%, 09/15/2021•	70,000	68,404
		123,679
Total Technology (Cost $398,045)		397,372
Utilities — 1.1%
Electric — 1.1%
DPL Inc., 7.25%, 10/15/2021•	70,000	71,400
Total Utilities (Cost $72,410)		71,400
Total Corporate Bonds
(Cost $3,522,922)		3,512,849
Municipal Bond — 1.7%
New Jersey State Economic
Development Authority
Revenue, Series NN,
5.00%, 03/01/2021•	110,000	116,631
Total Municipal Bond
(Cost $116,994)		116,631
Total Long-Term Investments
(Cost $5,673,680)		5,703,649

The accompanying notes are an integral part of the financial statements.
2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Global Tactical Allocation Fund
December 31, 2016 (unaudited)

	Par	Fair
	Value	Value
Short Term Investments — 23.3%
Commercial Paper — 9.3%
Canadian Imperial Holdings Inc.,
1.198%, 06/06/2017 †•	$100,000	$99,481
Ford Motor Credit Co. LLC,
0.945%, 01/17/2017 †•	100,000	99,958
ING US Funding LLC,
1.144%, 05/15/2017 †•	100,000	99,571
JPMorgan Securities LLC,
1.167%, 05/08/2017 †•	100,000	99,585
Kaiser Foundation Health Plan Inc.,
1.149%, 03/22/2017 †•	132,000	131,663
Toyota Credit De Puerto Rico Corp.,
0.806%, 03/09/2017 †•	100,000	99,850
		630,108
Total Commercial Paper (Cost $630,200)		630,108
Money Market Deposit Account — 14.0%
U.S. Bank N.A., 0.10%	943,013	943,013
Total Money Market Deposit Account
(Cost $943,013)		943,013
Total Short Term Investments
(Cost $1,573,213)		1,573,121
Total Investments
(Cost $7,246,893) — 107.8%		7,276,770
Liabilities in Excess of
Other Assets, Net (7.8)%		(525,670)
Total Net Assets — 100.0%		$6,751,100

ADR - American Depositary Receipt
(a)	Non-income producing security.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $14,668, representing 0.2% of net assets.
†	The rate shown is the yield as of 12/31/2016.
	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
•	Level 2 securities.
^	Indicates a fair valued security. Total market value for fair valued securities is $14,668, representing 0.2% of net assets and Level 3 securities.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Mid-Cap Value Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 97.5%
Common Stocks — 84.4%
Basic Materials — 4.3%
Chemicals — 2.0%
Westlake Chemical Corp.	2,592	$145,126
Iron & Steel — 2.3%
Reliance Steel & Aluminum Co.	2,153	171,250
Total Basic Materials (Cost $267,352)		316,376
Consumer, Cyclical — 14.1%
Auto Manufacturers — 2.0%
PACCAR Inc.	2,318	148,120
Auto Parts & Equipment — 1.8%
The Goodyear Tire & Rubber Co. (b)	4,288	132,371
Home Furnishings — 3.5%
Harman International Industries Inc.	1,583	175,966
Whirlpool Corp. (b)	472	85,795
		261,761
Leisure Time — 3.4%
Brunswick Corp.	2,803	152,876
Norwegian Cruise Line
Holdings Ltd. (a)(b) f	2,285	97,181
		250,057
Retail — 0.9%
Casey’s General Stores Inc.	594	70,615
Textiles — 0.9%
Mohawk Industries Inc. (a)	338	67,492
Toys/Games & Hobbies — 1.6%
Hasbro Inc.	1,486	115,596
Total Consumer, Cyclical
(Cost $908,702)		1,046,012
Consumer, Non-cyclical — 5.5%
Food — 1.8%
Ingredion Inc.	1,057	132,083
Healthcare-Services — 1.9%
Centene Corp. (a)	2,500	141,275
Pharmaceuticals — 1.8%
Mylan NV (a) f	3,529	134,631
Total Consumer, Non-cyclical
(Cost $395,643)		407,989
Energy — 10.5%
Oil & Gas — 9.4%
Concho Resources Inc. (a)	1,089	144,401
Diamond Offshore Drilling Inc. (a)(b)	2,329	41,223
Helmerich & Payne Inc. (b)	2,300	178,020
Marathon Oil Corp. (b)	6,813	117,933
Newfield Exploration Co. (a)	2,514	101,817
Tesoro Corp. (b)	1,335	116,746
		700,140
Oil & Gas Services — 1.1%
RPC Inc. (b)	4,207	83,341
Total Energy (Cost $695,080)		783,481
Financial — 18.5%
Banks — 9.3%
East West Bancorp Inc.	3,628	184,411
Huntington Bancshares Inc.	13,627	180,149
PacWest Bancorp	3,272	178,128
Zions Bancorporation	3,500	150,640
		693,328
Diversified Financial Services — 1.5%
T. Rowe Price Group Inc.	1,468	110,482
Insurance — 7.7%
Lincoln National Corp.	2,571	170,380
Reinsurance Group of America Inc. Cl A	1,829	230,143
Torchmark Corp.	2,312	170,533
		571,056
Total Financial (Cost $889,443)		1,374,866
Industrial — 12.9%
Aerospace & Defense — 1.7%
Teledyne Technologies Inc. (a)	1,036	127,428
Electronics — 4.2%
Avnet Inc.	1,601	76,223
Trimble Navigation Ltd. (a)	3,798	114,510
Woodward Inc.	1,764	121,804
		312,537
Machinery-Diversified — 1.7%
Roper Technologies Inc.	659	120,650
Miscellaneous Manufacturing — 1.4%
Carlisle Cos. Inc.	956	105,437
Transportation — 3.9%
Kirby Corp. (a)(b)	1,719	114,314
Old Dominion Freight Line Inc. (a)	2,051	175,955
		290,269
Total Industrial (Cost $753,098)		956,321

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Mid-Cap Value Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 84.4% (Continued)
Technology — 8.9%
Computers — 3.6%
CSRA Inc. (b)	3,622	$115,324
Western Digital Corp. (b)	2,285	155,266
		270,590
Semiconductors — 3.7%
ON Semiconductor Corp. (a)(b)	15,164	193,492
Skyworks Solutions Inc.	1,047	78,169
		271,661
Software — 1.6%
Synopsys Inc. (a)	1,959	115,307
Total Technology (Cost $516,430)		657,558
Utilities — 9.7%
Electric — 6.0%
DTE Energy Co.	1,623	159,882
OGE Energy Corp.	4,203	140,590
Xcel Energy Inc.	3,659	148,921
		449,393
Gas — 3.7%
CenterPoint Energy Inc.	4,947	121,894
UGI Corp.	3,269	150,636
		272,530
Total Utilities (Cost $549,051)		721,923
Total Common Stocks
(Cost $4,974,799)		6,264,526
Real Estate Investment Trusts — 13.1%
Alexandria Real Estate Equities Inc.	1,387	154,137
AvalonBay Communities Inc. (b)	338	59,877
Brixmor Property Group Inc.	5,029	122,808
CyrusOne Inc. (b)	2,665	119,206
DDR Corp.	3,688	56,316
Duke Realty Corp.	3,205	85,125
Gaming and Leisure Properties Inc.	3,920	120,030
Sun Communities Inc.	1,707	130,773
Taubman Centers Inc.	1,634	120,802
		969,074
Total Real Estate Investment Trusts
(Cost $894,900)		969,074
Total Long-Term Investments
(Cost $5,869,699)		7,233,600
	Par	Fair
	Value	Value
Money Market Deposit Account — 2.7%
U.S. Bank N.A., 0.10%	$202,786	202,786
Total Money Market Deposit Account
(Cost $202,786)		202,786
	Units
Investments Purchased with Proceeds
from Securities Lending — 21.0%
Mount Vernon Liquid Assets
Portfolio LLC., 0.98% (c)(d)	1,555,473	1,555,473
Total Investments Purchased with
Proceeds from Securities Lending
(Cost $1,555,473)		1,555,473
Total Investments
(Cost $7,627,958) — 121.2%		8,991,859
Liabilities in Excess of
Other Assets, Net (21.2)%		(1,573,397)
Total Net Assets — 100.0%		$7,418,462
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $1,505,176. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Small-Cap Value Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 98.7%
Common Stocks — 90.4%
Basic Materials — 3.0%
Chemicals — 1.7%
Cabot Corp.	773	$39,067
Innophos Holdings Inc.	4,455	232,818
Koppers Holdings Inc. (a)	3,670	147,901
Orion Engineered Carbons SA f	7,332	138,208
		557,994
Forest Products & Paper — 0.1%
Resolute Forest Products Inc. (a)	8,508	45,518
Iron & Steel — 0.1%
Ryerson Holding Corp. (a)	2,496	33,322
Mining — 1.1%
Constellium NV (a) f	10,433	61,555
Dominion Diamond Corp. f	31,735	307,195
		368,750
Total Basic Materials
(Cost $876,069)		1,005,584
Communications — 8.9%
Internet — 4.7%
ChannelAdvisor Corp. (a)	3,978	57,084
DHI Group Inc. (a)	39,905	249,406
IAC/InterActive Corp. (a)(b)	1,716	111,180
Internap Corp. (a)	8,475	13,052
magicJack VocalTec Ltd. (a)(b) f	8,420	57,677
New Media Investment Group Inc.	7,059	112,873
RetailMeNot Inc. (a)(b)	31,560	293,508
Rocket Fuel Inc. (a)	32,294	55,223
The Rubicon Project Inc. (a)	6,874	51,005
Travelzoo Inc. (a)	8,832	83,021
Web.com Group Inc. (a)	16,294	344,618
Zix Corp. (a)	28,316	139,881
		1,568,528
Media — 2.3%
Gannett Co. Inc.	11,132	108,092
MSG Networks Inc. (a)	15,164	326,026
Scholastic Corp. (b)	1,071	50,862
Time Inc. (b)	16,064	286,742
		771,722
Telecommunications — 1.9%
Black Box Corp.	9,858	150,335
DigitalGlobe Inc. (a)	10,963	314,090
Extreme Networks Inc. (a)	27,948	140,578
General Communication Inc. (a)	1,720	33,454
		638,457
Total Communications
(Cost $2,904,039)		2,978,707
Consumer, Cyclical — 10.1%
Airlines — 2.1%
Copa Holdings SA (b) f	612	55,588
Hawaiian Holdings Inc. (a)	5,368	305,976
JetBlue Airways Corp. (a)	1,279	28,675
Spirit Airlines Inc. (a)(b)	5,306	307,005
		697,244
Auto Manufacturers — 0.6%
Wabash National Corp. (a)(b)	13,449	212,763
Auto Parts & Equipment — 2.9%
American Axle & Manufacturing
Holdings Inc. (a)	7,000	135,100
Cooper Tire & Rubber Co. (b)	5,961	231,585
Meritor Inc. (a)(b)	2,378	29,535
Tenneco Inc. (a)(b)	1,558	97,328
Tower International Inc.	4,339	123,011
Visteon Corp.	4,534	364,262
		980,821
Entertainment — 0.5%
Pinnacle Entertainment Inc. (a)	10,713	155,339
Home Builders — 0.1%
NVR Inc. (a)(b)	15	25,035
Home Furnishings — 1.0%
Ethan Allen Interiors Inc.	8,845	325,938
Leisure Time — 0.2%
MCBC Holdings Inc.	4,578	66,747
Retail — 2.6%
Big Lots Inc. (b)	2,471	124,069
Build-A-Bear Workshop Inc. (a)	2,162	29,727
Chico’s FAS Inc.	3,722	53,560
The Children’s Place Inc.	1,565	157,987
Del Frisco’s Restaurant Group Inc. (a)	6,589	112,013
Francesca’s Holdings Corp. (a)(b)	12,305	221,859
Potbelly Corp. (a)(b)	6,808	87,823
Ruth’s Hospitality Group Inc.	2,565	46,940
Tailored Brands Inc.	1,293	33,036
		867,014

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small-Cap Value Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 90.4% (Continued)
Toys/Games & Hobbies — 0.1%
JAKKS Pacific Inc. (a)(b)	9,501	$48,930
Total Consumer, Cyclical
(Cost $2,848,548)		3,379,831
Consumer, Non-cyclical — 21.5%
Agriculture — 0.5%
Universal Corp. (b)	2,310	147,263
Biotechnology — 4.3%
Acorda Therapeutics Inc. (a)(b)	7,722	145,174
AMAG Pharmaceuticals Inc. (a)(b)	8,714	303,247
Applied Genetic Technologies Corp. (a)	27,159	253,937
Emergent BioSolutions Inc. (a)(b)	5,708	187,451
Lexicon Pharmaceuticals Inc. (a)	1,448	20,026
Retrophin Inc. (a)(b)	6,781	128,364
United Therapeutics Corp. (a)(b)	2,763	396,297
		1,434,496
Commercial Services — 6.2%
Aaron’s Inc. (b)	9,447	302,210
Avis Budget Group Inc. (a)	1,759	64,520
The Brink’s Co.	676	27,885
Capella Education Co. (b)	4,343	381,315
CRA International Inc.	2,020	73,932
The Hackett Group Inc.	1,618	28,574
ManpowerGroup Inc.	224	19,907
Medifast Inc.	4,591	191,123
Neff Corp. (a)	4,548	64,127
Quanta Services Inc. (a)	11,420	397,987
Rent-A-Center Inc.	18,231	205,099
RPX Corp. (a)	22,135	239,058
Strayer Education Inc. (a)(b)	1,005	81,033
		2,076,770
Food — 1.9%
Cosan Ltd. f	12,277	92,200
Darling Ingredients Inc. (a)	4,255	54,932
Dean Foods Co.	17,943	390,799
Sanderson Farms Inc.	1,097	103,381
		641,312
Healthcare-Products — 2.4%
Halyard Health Inc. (a)(b)	7,737	286,114
Lantheus Holdings Inc. (a)	3,147	27,064
Meridian Bioscience Inc.	2,272	40,214
Orthofix International NV (a) f	8,597	311,039
Syneron Medical Ltd. (a) f	16,709	140,356
		804,787
Healthcare-Services — 0.9%
Chemed Corp. (b)	865	138,755
Magellan Health Inc. (a)	1,390	104,597
RadNet Inc. (a)	9,926	64,023
		307,375
Household Products & Wares — 0.6%
ACCO Brands Corp. (a)	11,088	144,698
Avery Dennison Corp.	517	36,304
		181,002
Pharmaceuticals — 4.7%
Anika Therapeutics Inc. (a)	6,441	315,351
BioSpecifics Technologies Corp. (a)	1,342	74,749
Enanta Pharmaceuticals Inc. (a)(b)	8,563	286,861
Horizon Pharma PLC (a) f	2,259	36,551
Mallinckrodt PLC (a)(b) f	1,033	51,464
Omega Protein Corp. (a)	10,628	266,231
Sucampo Pharmaceuticals Inc. (a)(b)	8,219	111,367
Threshold Pharmaceuticals Inc. (a)	21,915	9,665
Vanda Pharmaceuticals Inc. (a)(b)	22,102	352,527
Zafgen Inc. (a)(b)	23,979	76,253
		1,581,019
Total Consumer, Non-cyclical
(Cost $6,299,004)		7,174,024
Energy — 3.2%
Coal — 0.5%
CONSOL Energy Inc. (b)	4,304	78,462
Westmoreland Coal Co. (a)	5,369	94,870
		173,332
Energy-Alternate Sources — 1.8%
Renewable Energy Group Inc. (a)	24,229	235,021
REX American Resources Corp. (a)(b)	3,877	382,854
		617,875
Oil & Gas — 0.8%
Bill Barrett Corp. (a)	14,324	100,125
Rowan Cos. PLC (a) f	8,674	163,852
		263,977
Oil & Gas Services — 0.1%
Matrix Service Co. (a)	1,042	23,653
Total Energy (Cost $902,389)		1,078,837

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small-Cap Value Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 90.4% (Continued)
Financial — 18.8%
Banks — 6.7%
Central Pacific Financial Corp. (b)	12,614	$396,332
Customers Bancorp Inc. (a)	2,192	78,518
Enterprise Financial Services Corp.	1,124	48,332
Financial Institutions Inc.	4,197	143,537
Independent Bank Corp.	8,519	184,862
National Bank Holdings Corp. (b)	12,545	400,060
OFG Bancorp f	17,655	231,281
Peapack Gladstone Financial Corp.	5,231	161,533
Popular Inc. f	9,083	398,017
Walker & Dunlop Inc. (a)	6,242	194,750
		2,237,222
Diversified Financial Services — 3.5%
Altisource Portfolio
Solutions SA (a)(b) f	2,485	66,076
Enova International Inc. (a)	3,722	46,711
Federal Agricultural Mortgage Corp.	3,916	224,269
GAMCO Investors Inc.	2,357	72,808
Investment Technology Group Inc.	4,150	81,921
Oppenheimer Holdings Inc.	6,146	114,316
Piper Jaffray Cos. (a)(b)	3,452	250,270
Regional Management Corp. (a)	6,593	173,264
World Acceptance Corp. (a)(b)	1,911	122,839
		1,152,474
Insurance — 6.5%
American Financial Group Inc.	2,598	228,936
Assured Guaranty Ltd. f	10,649	402,213
Baldwin & Lyons Inc.	2,742	69,098
Genworth Financial Inc. (a)	7,585	28,899
HCI Group Inc. (b)	3,376	133,284
Heritage Insurance Holdings Inc.	3,315	51,946
Reinsurance Group of America Inc. Cl A	3,258	409,954
Universal Insurance Holdings Inc. (b)	6,160	174,944
Validus Holdings Ltd. f	7,029	386,665
Voya Financial Inc.	7,328	287,404
		2,173,343
Investment Companies — 0.1%
Acacia Research Corp. (a)	5,795	37,667
Real Estate — 0.1%
The RMR Group Inc.	645	25,478
Savings & Loans — 1.9%
Banc of California Inc. (b)	5,521	95,789
Flagstar Bancorp Inc. (a)(b)	12,949	348,846
HomeTrust Bancshares Inc. (a)	897	23,232
Meta Financial Group Inc.	1,316	135,416
United Community Financial Corp.	4,250	37,995
		641,278
Total Financial
(Cost $4,801,270)		6,267,462
Industrial — 13.5%
Aerospace & Defense — 1.3%
Spirit AeroSystems Holdings Inc.	5,638	328,977
Triumph Group Inc.	3,233	85,675
		414,652
Building Materials — 1.5%
Apogee Enterprises Inc.	1,976	105,835
Continental Building Products Inc. (a)	2,259	52,183
Masonite International Corp. (a) f	701	46,126
Owens Corning	5,956	307,091
		511,235
Electrical Components & Equipment — 0.6%
Advanced Energy Industries Inc. (a)(b)	3,568	195,348
Electronics — 1.9%
Bel Fuse Inc.	3,503	108,243
Celestica Inc. (a) f	10,120	119,922
Vishay Intertechnology Inc. (b)	25,462	412,484
		640,649
Engineering & Construction — 2.8%
Aegion Corp. (a)(b)	15,185	359,885
Argan Inc.	864	60,955
EMCOR Group Inc.	1,105	78,190
MYR Group Inc. (a)	9,838	370,696
Orion Group Holdings Inc. (a)	5,951	59,212
		928,938
Machinery-Diversified — 0.7%
BWX Technologies Inc. (b)	6,191	245,783
Metal Fabricate & Hardware — 0.6%
Global Brass & Copper Holdings Inc.	3,962	135,897
Olympic Steel Inc. (b)	2,655	64,331
		200,228
Miscellaneous Manufacturing — 1.5%
Myers Industries Inc.	8,433	120,592

The accompanying notes are an integral part of the financial statements.
2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small-Cap Value Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 90.4% (Continued)
Miscellaneous Manufacturing (Continued)
Trinseo SA f	6,639	$393,693
		514,285
Packaging & Containers — 0.6%
Packaging Corp. of America	2,285	193,814
Shipbuilding — 0.7%
Huntington Ingalls Industries Inc.	1,230	226,554
Transportation — 1.3%
Aegean Marine Petroleum
Network Inc. (b) f	5,856	59,438
Air Transport Services Group Inc. (a)	4,528	72,267
DHT Holdings Inc. f	24,123	99,869
Euronav NV f	7,431	59,076
Swift Transportation Co. (a)(b)	6,039	147,110
		437,760
Total Industrial
(Cost $3,744,080)		4,509,246
Technology — 8.1%
Computers — 0.9%
Carbonite Inc. (a)	5,533	90,741
NCR Corp. (a)	3,682	149,342
Teradata Corp. (a)(b)	1,383	37,576
		277,659
Semiconductors — 2.9%
Amkor Technology Inc. (a)(b)	18,831	198,667
IXYS Corp.	2,107	25,073
Kulicke & Soffa Industries Inc. (a)	23,428	373,677
Teradyne Inc. (b)	10,142	257,607
Ultra Clean Holdings Inc. (a)	3,330	32,301
Xcerra Corp. (a)	9,719	74,253
		961,578
Software — 4.3%
Aspen Technology Inc. (a)	8,027	438,916
Cadence Design Systems Inc. (a)(b)	3,031	76,442
Jive Software Inc. (a)	17,470	75,995
MicroStrategy Inc. (a)(b)	124	24,478
Progress Software Corp.	6,753	215,623
Rosetta Stone Inc. (a)	10,397	92,637
Synopsys Inc. (a)	3,054	179,758
Take-Two Interactive Software Inc. (a)(b)	6,902	340,200
		1,444,049
Total Technology
(Cost $2,117,041)		2,683,286
Utilities — 3.3%
Electric — 1.6%
Dynegy Inc. (a)	5,192	43,924
El Paso Electric Co.	2,118	98,487
NRG Energy Inc.	14,053	172,290
Portland General Electric Co.	4,821	208,894
		523,595
Gas — 1.6%
Just Energy Group Inc. f	13,532	73,885
Southwest Gas Corp.	598	45,819
UGI Corp.	8,344	384,491
Vectren Corp.	412	21,486
		525,681
Water — 0.1%
Consolidated Water Co. Ltd. f	4,298	46,633
Total Utilities
(Cost $948,241)		1,095,909
Total Common Stocks
(Cost $25,440,681)		30,172,886
Real Estate Investment Trusts — 8.3%
Armada Hoffler Properties Inc.	3,255	47,425
Ashford Hospitality Trust Inc. (b)	50,658	393,106
CBL & Associates Properties Inc. (b)	26,461	304,301
First Potomac Realty Trust	4,909	53,852
Hospitality Properties Trust	8,417	267,156
Mack-Cali Realty Corp.	12,599	365,623
New Senior Investment Group Inc.	26,126	255,774
NexPoint Residential Trust Inc.	1,114	24,887
Preferred Apartment
Communities Inc.	13,062	194,754
Taubman Centers Inc.	4,115	304,222
Washington Prime Group Inc.	26,744	278,405
Xenia Hotels & Resorts Inc.	14,284	277,395
		2,766,900
Total Real Estate Investment Trusts
(Cost $2,708,556)		2,766,900
Total Long-Term Investments
(Cost $28,149,237)		32,939,786

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small-Cap Value Fund
December 31, 2016 (unaudited)

	Par	Fair
	Value	Value
Money Market Deposit Account — 1.3%
U.S. Bank N.A., 0.10%	$417,994	$417,994
Total Money Market Deposit Account
(Cost $417,994)		417,994
	Units
Investments Purchased with Proceeds
from Securities Lending — 26.6%
Mount Vernon Liquid Assets
Portfolio LLC, 0.98% (c)(d)	8,883,757	8,883,757
Total Investments Purchased with
Proceeds from Securities Lending
(Cost $8,883,757)		8,883,757
Total Investments
(Cost $37,450,988) — 126.6%		42,241,537
Liabilities in Excess
of Other Assets, Net (26.6)%		(8,875,308)
Total Net Assets — 100.0%		$33,366,229

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $8,629,212. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Strategic Growth Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 99.7%
Common Stocks — 96.0%
Basic Materials — 4.2%
Chemicals — 3.2%
AdvanSix Inc. (a)	128	$2,834
CF Industries Holdings Inc.	6,570	206,824
The Dow Chemical Co.	5,850	334,737
Eastman Chemical Co.	2,600	195,546
FMC Corp.	1,100	62,216
International Flavors & Fragrances Inc.	300	35,349
LyondellBasell Industries NV f	4,240	363,707
The Mosaic Co.	24,000	703,920
PPG Industries Inc.	2,000	189,520
Praxair Inc.	3,300	386,727
		2,481,380
Forest Products & Paper — 0.3%
International Paper Co.	4,000	212,240
Mining — 0.7%
Newmont Mining Corp.	16,800	572,376
Total Basic Materials
(Cost $3,003,819)		3,265,996
Communications — 9.9%
Internet — 2.5%
Alphabet Inc. Cl A (a)	185	146,603
Alphabet Inc. Cl C (a)	253	195,271
eBay Inc. (a)	16,400	486,916
F5 Networks Inc. (a)	300	43,416
Symantec Corp.	42,490	1,015,086
VeriSign Inc. (a)	120	9,128
Yahoo! Inc. (a)	600	23,202
		1,919,622
Media — 1.5%
News Corp. Cl A	49,880	571,625
TEGNA Inc.	3,600	77,004
Viacom Inc.	11,100	389,610
The Walt Disney Co.	1,200	125,064
		1,163,303
Telecommunications — 5.9%
AT&T Inc.	39,500	1,679,935
CenturyLink Inc.	460	10,939
Cisco Systems Inc.	22,500	679,950
Juniper Networks Inc.	11,100	313,686
Motorola Solutions Inc.	3,760	311,666
Verizon Communications Inc.	27,900	1,489,302
		4,485,478
Total Communications
(Cost $7,120,366)		7,568,403
Consumer, Cyclical — 11.7%
Airlines — 1.6%
Alaska Air Group Inc.	551	48,890
AMR Corp. Escrow (a)*^	211,235	407,684
Delta Air Lines Inc.	7,117	350,085
Southwest Airlines Co.	5,223	260,314
United Continental Holdings Inc. (a)	2,140	155,963
		1,222,936
Apparel — 0.6%
Michael Kors Holdings Ltd. (a) f	3,930	168,911
Ralph Lauren Corp.	2,700	243,864
		412,775
Auto Manufacturers — 1.8%
Ford Motor Co.	19,910	241,508
General Motors Co.	33,000	1,149,720
		1,391,228
Auto Parts & Equipment — 0.2%
BorgWarner Inc.	900	35,496
The Goodyear Tire & Rubber Co.	3,620	111,750
		147,246
Home Builders — 0.7%
DR Horton Inc.	9,610	262,641
PulteGroup Inc.	15,200	279,376
		542,017
Leisure Time — 0.3%
Harley-Davidson Inc.	3,700	215,858
Lodging — 0.1%
Wyndham Worldwide Corp.	1,400	106,918
Retail — 6.0%
Bed Bath & Beyond Inc.	20,700	841,248
Best Buy Co. Inc.	890	37,976
Coach Inc.	5,000	175,100
Costco Wholesale Corp.	555	88,861
CVS Health Corp.	360	28,408
The Gap Inc.	8,180	183,559
The Home Depot Inc.	60	8,045

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Strategic Growth Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 96.0% (Continued)
Retail (Continued)
Kohl’s Corp.	7,400	$365,412
L Brands Inc.	3,500	230,440
Lowe’s Cos. Inc.	1,380	98,146
Macy’s Inc.	11,600	415,396
McDonald’s Corp.	5,400	657,288
Signet Jewelers Ltd. f	1,100	103,686
Staples Inc.	70,580	638,749
Target Corp.	3,600	260,028
Tiffany & Co.	1,300	100,659
Wal-Mart Stores Inc.	4,900	338,688
		4,571,689
Toys/Games & Hobbies — 0.4%
Hasbro Inc.	700	54,453
Mattel Inc.	9,400	258,970
		313,423
Total Consumer, Cyclical
(Cost $8,349,667)		8,924,090
Consumer, Non-cyclical — 15.4%
Agriculture — 1.4%
Archer-Daniels-Midland Co.	2,750	125,537
Philip Morris International Inc.	9,950	910,326
		1,035,863
Biotechnology — 2.8%
Alexion Pharmaceuticals Inc. (a)	900	110,115
Amgen Inc.	4,185	611,889
Biogen Inc. (a)	610	172,984
Gilead Sciences Inc.	16,930	1,212,357
		2,107,345
Commercial Services — 1.0%
Cintas Corp.	2,270	262,321
H&R Block Inc.	1,300	29,887
Nielsen Holdings PLC f	2,200	92,290
PayPal Holdings Inc. (a)	385	15,196
The Western Union Co.	18,500	401,820
		801,514
Cosmetics & Personal Care — 0.9%
The Procter & Gamble Co.	8,430	708,794
Food — 1.4%
Campbell Soup Co.	2,700	163,269
Conagra Brands Inc.	830	32,826
General Mills Inc.	7,300	450,921
The Hershey Co.	1,800	186,174
Lamb Weston Holdings Inc. (a)	261	9,879
Mondelez International Inc.	2,200	97,526
Whole Foods Market Inc.	3,400	104,584
		1,045,179
Healthcare-Products — 0.9%
Abbott Laboratories	7,600	291,916
Baxter International Inc.	5,000	221,700
Edwards Lifesciences Corp. (a)	70	6,559
Patterson Cos. Inc.	3,690	151,401
		671,576
Healthcare-Services — 0.0%
Anthem Inc.	250	35,942
Household Products & Wares — 0.6%
Avery Dennison Corp.	3,700	259,814
Kimberly-Clark Corp.	2,100	239,652
		499,466
Pharmaceuticals — 6.4%
AbbVie Inc.	5,263	329,569
AmerisourceBergen Corp.	2,450	191,565
Bristol-Myers Squibb Co.	16,220	947,897
Cardinal Health Inc.	670	48,220
Eli Lilly & Co.	5,601	411,954
Johnson & Johnson	10,830	1,247,724
Merck & Co Inc.	12,330	725,867
Perrigo Co. PLC f	1,020	84,895
Pfizer Inc.	26,800	870,464
		4,858,155
Total Consumer, Non-cyclical
(Cost $11,769,210)		11,763,834
Diversified — 0.4%
Holding Companies — 0.4%
Leucadia National Corp.	12,900	299,925
Total Diversified
(Cost $239,172)		299,925
Energy — 6.0%
Oil & Gas — 5.6%
Apache Corp.	5,459	346,483
Chevron Corp.	5,200	612,040

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Strategic Growth Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 96.0% (Continued)
Oil & Gas (Continued)
ConocoPhillips	4,780	$239,669
Exxon Mobil Corp.	16,500	1,489,290
Hess Corp.	3,850	239,816
Marathon Oil Corp.	13,755	238,099
Marathon Petroleum Corp.	2,600	130,910
Murphy Oil Corp.	6,700	208,571
Noble Energy Inc.	700	26,642
Phillips 66	1,810	156,402
Southwestern Energy Co. (a)	5,100	55,182
Tesoro Corp.	150	13,118
Valero Energy Corp.	7,890	539,045
		4,295,267
Oil & Gas Services — 0.1%
FMC Technologies Inc. (a)	2,760	98,063
Pipelines — 0.3%
Kinder Morgan Inc.	9,000	186,390
Total Energy
(Cost $4,164,750)		4,579,720
Financial — 19.0%
Banks — 10.2%
Bank of America Corp.	56,945	1,258,485
Capital One Financial Corp.	1,300	113,412
Citigroup Inc.	17,880	1,062,608
Citizens Financial Group Inc.	300	10,689
Fifth Third Bancorp	2,300	62,031
Goldman Sachs Group Inc.	2,280	545,946
Huntington Bancshares Inc.	21,100	278,942
JPMorgan Chase & Co.	18,491	1,595,588
Morgan Stanley	20,900	883,025
Northern Trust Corp.	600	53,430
PNC Financial Services Group Inc.	1,100	128,656
State Street Corp.	700	54,404
SunTrust Banks Inc.	4,200	230,370
Wells Fargo & Co.	24,660	1,359,013
Zions Bancorporation	3,400	146,336
		7,782,935
Diversified Financial Services — 2.4%
Alliance Data Systems Corp.	300	68,550
American Express Co.	7,700	570,416
Ameriprise Financial Inc.	1,500	166,410
Franklin Resources Inc.	3,100	122,698
Invesco Ltd. f	1,400	42,476
Mastercard Inc. Cl A	3,455	356,729
Synchrony Financial	13,260	480,940
		1,808,219
Insurance — 5.8%
Aflac Inc.	5,860	407,856
American International Group Inc.	2,700	176,337
Assurant Inc.	2,322	215,621
Berkshire Hathaway Inc. Cl B(a)	2,050	334,109
Chubb Ltd. f	2,365	312,464
Cincinnati Financial Corp.	2,100	159,075
The Hartford Financial
Services Group Inc.	9,800	466,970
Lincoln National Corp.	610	40,425
Loews Corp.	2,000	93,660
MetLife Inc.	13,840	745,838
Principal Financial Group Inc.	2,200	127,292
The Progressive Corp.	6,380	226,490
Prudential Financial Inc.	6,540	680,552
The Travelers Cos. Inc.	3,400	416,228
XL Group Ltd. f	400	14,904
		4,417,821
Savings & Loans — 0.6%
People’s United Financial Inc.	25,700	497,552
Total Financial
(Cost $11,921,331)		14,506,527
Industrial — 7.3%
Aerospace & Defense — 0.6%
The Boeing Co.	1,600	249,088
L-3 Communications Holdings Inc.	730	111,040
United Technologies Corp.	900	98,658
		458,786
Electronics — 1.0%
Allegion PLC f	1,500	96,000
Corning Inc.	11,900	288,813
Garmin Ltd. f	3,020	146,440
Honeywell International Inc.	2,300	266,455
		797,708
Engineering & Construction — 0.2%
Fluor Corp.	2,270	119,220
Jacobs Engineering Group Inc. (a)	500	28,500
		147,720

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Strategic Growth Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 96.0% (Continued)
Environmental Control — 0.1%
Stericycle Inc. (a)	800	$61,632
Hand & Machine Tools — 0.0%
Snap-on Inc.	100	17,127
Machinery-Construction & Mining — 0.5%
Caterpillar Inc.	3,700	343,138
Machinery-Diversified — 1.6%
Cummins Inc.	300	41,001
Deere & Co.	11,600	1,195,264
		1,236,265
Miscellaneous Manufacturing — 1.9%
3M Co.	1,740	310,712
Eaton Corp. PLC f	2,000	134,180
General Electric Co.	24,250	766,300
Illinois Tool Works Inc.	300	36,738
Ingersoll-Rand PLC f	1,600	120,064
Parker-Hannifin Corp.	500	70,000
		1,437,994
Packaging & Containers — 0.0%
WestRock Co.	500	25,385
Transportation — 1.4%
CSX Corp.	1,400	50,302
Kansas City Southern	2,780	235,883
Norfolk Southern Corp.	780	84,295
Union Pacific Corp.	2,610	270,605
United Parcel Service Inc.	3,800	435,632
		1,076,717
Total Industrial
(Cost $5,078,989)		5,602,472
Technology — 15.5%
Computers — 9.0%
Accenture PLC Cl A f	1,100	128,843
Apple Inc.	27,700	3,208,214
Hewlett Packard Enterprise Co.	17,500	404,950
HP Inc.	21,480	318,763
International Business
Machines Corp.	10,000	1,659,900
NetApp Inc.	11,300	398,551
Seagate Technology PLC f	10,100	385,517
Western Digital Corp.	4,920	334,314
		6,839,052
Office & Business Equipment — 0.2%
Xerox Corp.	21,600	188,568
Semiconductors — 3.7%
Analog Devices Inc.	400	29,048
Applied Materials Inc.	1,240	40,015
Intel Corp.	30,400	1,102,608
Micron Technology Inc. (a)	8,300	181,936
QUALCOMM Inc.	16,500	1,075,800
Texas Instruments Inc.	2,600	189,722
Xilinx Inc.	3,600	217,332
		2,836,461
Software — 2.6%
CA Inc.	5,700	181,089
Citrix Systems Inc. (a)	2,460	219,703
The Dun & Bradstreet Corp.	1,100	133,452
Microsoft Corp.	14,520	902,273
Oracle Corp.	4,700	180,715
Paychex Inc.	5,700	347,016
		1,964,248
Total Technology
(Cost $11,219,637)		11,828,329
Utilities — 6.6%
Electric — 6.2%
Ameren Corp.	4,000	209,840
American Electric Power Co. Inc.	2,500	157,400
Consolidated Edison Inc.	1,250	92,100
Dominion Resources Inc.	2,500	191,475
DTE Energy Co.	700	68,957
Duke Energy Corp.	4,700	364,814
Entergy Corp.	7,300	536,331
Eversource Energy	500	27,615
Exelon Corp.	23,100	819,819
FirstEnergy Corp.	31,300	969,361
NextEra Energy Inc.	1,000	119,460
PG&E Corp.	700	42,539
Pinnacle West Capital Corp.	1,400	109,242
PPL Corp.	6,700	228,135
Public Service Enterprise Group Inc.	7,790	341,825
SCANA Corp.	600	43,968
The Southern Co.	8,400	413,196
		4,736,077

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Strategic Growth Fund
December 31, 2016 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 96.0% (Continued)
Gas — 0.4%
CenterPoint Energy Inc.	12,900	$317,856
Sempra Energy	200	20,128
		337,984
Total Utilities
(Cost $5,049,955)		5,074,061
Total Common Stocks
(Cost $67,916,896)		73,413,357
Real Estate Investment Trusts — 3.7%
Equity Residential	6,100	392,596
General Growth Properties Inc.	4,500	112,410
HCP Inc.	3,200	95,104
Host Hotels & Resorts Inc.	12,000	226,080
Kimco Realty Corp.	17,100	430,236
The Macerich Co.	5,200	368,368
Prologis Inc.	9,800	517,342
Public Storage	1,000	223,500
Simon Property Group Inc.	990	175,893
Welltower Inc.	1,700	113,781
Weyerhaeuser Co.	5,900	177,531
		2,832,841
Total Real Estate Investment Trusts
(Cost $2,737,201)		2,832,841
Total Long-Term Investments
(Cost $70,654,097)		76,246,198
	Par	Fair
	Value	Value
Money Market Deposit Account — 0.4%
U.S. Bank, N.A., 0.10%	$282,123	$282,123
Total Money Market Deposit Account
(Cost $282,123)		282,123
Total Investments
(Cost $70,936,220) — 100.1%		76,528,321
Liabilities in Excess of
Other Assets, Net (0.1)%		(90,470)
Total Net Assets — 100.0%		$76,437,851

(a)	Non-income producing security.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $407,684, representing 0.5% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $407,684, representing 0.5% of net assets and Level 3 securities.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

(This Page Intentionally Left Blank.)

2016 SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2016 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
ASSETS:
Investments, at value (Note 11)	$33,281,995	$7,276,770	$8,991,859	$42,241,537	$76,528,321
Cash	—	2,593	—	—	19,183
Cash held at brokers for short sales	1,552,967	—	—	—	—
Receivables:
Dividends and interest	150,596	46,257	12,324	39,620	118,789
Capital shares sold	1,582	—	19,947	75	12,204
Investment securities sold	1,539,089	—	—	45,666	—
Securities lending income, net	1,331	—	374	2,995	2
Prepaid expenses and other assets	39,850	7,985	6,914	32,639	91,246
Total assets	36,567,410	7,333,605	9,031,418	42,362,532	76,769,745

LIABILITIES:
Written options, at value	$150,760	$—	$—	$—	$—
Securities sold short, at value	615,632	—	—	—	—
Payables:
Due to advisor (Note 3)	19,786	2,634	6,630	27,063	58,091
Due to custodian	222,924	—	—	—	—
Capital shares redeemed	195,224	182	33,854	12,793	95,085
Upon return of securities loaned	5,883,218	—	1,555,473	8,883,757	—
Investment securities purchased	—	559,223	—	19,144	—
Shareholder distributions	7	—	—	—	—
Distribution fees	11,145	3,122	3,523	3,007	28,961
Trustee expenses	5,178	1,092	1,057	5,001	13,083
Chief compliance officer fees	3,433	563	603	2,837	8,403
Accrued expenses	66,229	15,689	11,816	42,701	128,271
Total liabilities	7,173,536	582,505	1,612,956	8,996,303	331,894
Net assets	$29,393,874	$6,751,100	$7,418,462	$33,366,229	$76,437,851

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (continued)

December 31, 2016 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
NET ASSETS CONSIST OF:
Paid-in capital	$42,224,452	$17,249,405	$10,869,554	$27,811,616	$427,988,732
Accumulated net investment income (loss)	(44,542)	(113,206)	(42,810)	(141,010)	(832,002)
Accumulated net realized
gain (loss) on investments	(7,227,790)	(10,414,976)	(4,772,183)	905,074	(356,310,980)
Net unrealized appreciation (depreciation)
on investments:
Securities	(5,629,980)	29,877	1,363,901	4,790,549	5,592,101
Securities sold short	(28,768)	—	—	—	—
Written option contracts	103,650	—	—	—	—
Foreign currency transactions	(3,148)	—	—	—	—
Total net assets	$29,393,874	$6,751,100	$7,418,462	$33,366,229	$76,437,851
Total investments, at cost	$38,911,975	$7,246,893	$7,627,958	$37,450,988	$70,936,220
Includes loaned securities
with a market value of	$5,754,974	$—	$1,505,176	$8,629,212	$—
Proceeds from securities sold short	586,864	—	—	—	—
Premiums on written options	254,410	—	—	—	—
Class A shares:
Net assets	$13,108,159	$2,135,514	$4,362,103	$7,162,767	$53,620,549
Shares of beneficial interest outstanding(1)	1,068,025	207,276	162,091	299,703	2,035,323
Net asset value per share and
redemption price per share	$12.27	$10.30	$26.91	$23.90	$26.34
Offering price per share
(100/94.50 x net asset value per share)	$12.98	$10.90	$28.48	$25.29	$27.87
Class C shares:
Net assets	$3,731,539	$1,154,469	$1,599,614	$1,493,974	$13,647,949
Shares of beneficial interest outstanding(1)	316,005	119,624	68,556	77,887	597,411
Net asset value per share and
redemption price per share	$11.81	$9.65	$23.33	$19.18	$22.85
Institutional Class Shares:
Net assets	$12,554,176	$3,461,117	$1,456,745	$24,709,488	$9,169,353
Shares of beneficial interest outstanding(1)	1,014,544	291,045	51,382	979,898	333,353
Net asset value per share and
redemption price per share	$12.37	$11.89	$28.35	$25.22	$27.51

(1)	Unlimited number of shares of beneficial interest with a 0.01 par value authorized.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Statements of Operations

For the Six-Month Period Ended December 31, 2016 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
INVESTMENT INCOME (LOSS)
Income:
Dividends (net of foreign withholding taxes)	$129,194	$29,287	$59,991	$234,386	$629,724
Interest	292,073	10,001	97	111	1,254
Securities lending income, net	7,681	—	2,638	14,133	28,838
Other Income	8,287	—	—	2	5
Total Income	437,235	39,288	62,726	248,632	659,821
Expenses:
Investment advisory fees (Note 3)	209,068	43,206	37,567	164,975	489,676
Funds administration and accounting fees	35,103	8,625	8,125	35,741	79,737
Transfer agent fees	67,950	11,175	11,330	34,069	133,952
Custody fees	11,183	5,528	1,308	6,164	7,766
Trustee fees	10,043	2,292	2,108	10,066	25,902
Legal fees	7,727	1,402	1,298	6,193	15,968
Audit fees	7,501	1,721	1,585	7,569	19,433
Distribution fee — Class A	17,992	3,508	5,286	8,466	70,441
Distribution fee — Class C	21,523	6,927	7,912	7,700	74,987
Insurance	15,621	3,097	2,965	13,968	38,033
Officers’ compensation fees	18,144	4,200	3,839	18,273	46,851
Registration and filing expenses	23,496	4,384	3,911	18,340	52,004
Printing expenses	5,880	1,598	1,488	5,929	14,794
Dividends and interest on securities sold short	2,277	—	—	—	—
Other operating expenses	1,064	991	935	1,045	1,266
Total expenses	454,572	98,654	89,657	338,498	1,070,810
Investment advisory fees
reimbursed (Note 3)	(135,228)	(3,505)	—	—	(92,694)
Net expenses	319,344	95,149	89,657	338,498	978,116
Net investment income (loss)	117,891	(55,861)	(26,931)	(89,866)	(318,295)

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Statements of Operations (continued)

For the Six-Month Period Ended December 31, 2016 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:
Securities	$294,393	$449,445	$138,262	$1,831,484	$6,373,125
Securities sold short	(20,161)	—	—	—	—
Written options	340,201	—	—	—	—
Foreign currency transactions	(11,314)	—	—	(33)	—
Net realized gain (loss) on investments	603,119	449,445	138,262	1,831,451	6,373,125
Net change in unrealized appreciation
(depreciation) of investments:
Securities	1,005,951	(151,433)	821,603	3,922,098	2,053,176
Securities sold short	(28,768)	—	—	—	—
Written options	(27,144)	—	—	—	—
Foreign currency transactions	(2,759)	—	—	(2)	—
Net change in unrealized appreciation
(depreciation) of investments	947,280	(151,433)	821,603	3,922,096	2,053,176
Net realized and unrealized
gain (loss) on investments	1,550,399	298,012	959,865	5,753,547	8,426,301
Net increase (decrease) in net assets
resulting from operations	$1,668,290	$242,151	$932,934	$5,663,681	$8,108,006
(Foreign withholding taxes on
dividends/tax reclaims/interest)	$(1,903)	$(117)	$—	$(3,337)	$(2,497)

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

For the Six-Month Period Ended December 31, 2016 (unaudited)

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$117,891	$(55,861)	$(26,931)	$(89,866)	$(318,295)
Net realized gain (loss)
on investment transactions:
Securities	294,393	449,445	138,262	1,831,484	6,373,125
Securities sold short	(20,161)	—	—	—	—
Written options	340,201	—	—	—	—
Foreign currency transactions	(11,314)	—	—	(33)	—
Net change in unrealized appreciation
(depreciation) of investment transactions:
Securities	1,005,951	(151,433)	821,603	3,922,098	2,053,176
Securities sold short	(28,768)	—	—	—	—
Written options	(27,144)	—	—	—	—
Foreign currency transactions	(2,759)	—	—	(2)	—
Net increase (decrease) in
net assets resulting from operations	1,668,290	242,151	932,934	5,663,681	8,108,006
Distributions to shareholders from:
Net investment income — Class A	(70,505)	—	—	—	—
Net investment income — Class C	(5,529)	—	—	—	—
Net investment income — Institutional Class	(83,962)	—	—	—	—
Total distributions	(159,996)	—	—	—	—
Capital share transactions:
Increase (decrease) in net assets
from fund share transactions (Note 8)	(6,006,008)	(229,971)	(419,407)	(4,847,666)	(17,660,808)
Total increase (decrease) in net assets	(4,497,714)	12,180	513,527	816,015	(9,552,802)

NET ASSETS
Beginning of period	33,891,588	6,738,920	6,904,935	32,550,214	85,990,653
End of period	$29,393,874	$6,751,100	$7,418,462	$33,366,229	$76,437,851
Undistributed (Accumulated) net investment
income (loss), at end of period	$(44,542)	$(113,206)	$(42,810)	$(141,010)	$(832,002)

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Statements of Changes in Net Assets (continued)

For the Fiscal Year Ended June 30, 2016

		Quaker Global	Quaker	Quaker	Quaker
	Quaker Event	Tactical	Mid-Cap	Small-Cap	Strategic
	Arbitrage Fund	Allocation Fund	Value Fund	Value Fund	Growth Fund
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$15,072	$(120,903)	$(28,091)	$(72,892)	$(1,558,243)
Net realized gain (loss) on
investment transactions:
Securities	(7,728,438)	(551,302)	(39,028)	(902,423)	(562,424)
Securities sold short	(117,016)	(14,810)	—	—	(173,758)
Written options	316,179	—	—	—	—
Foreign currency transactions	(20,296)	15	—	(6)	—
Capital gain distributions from
regulated investment companies	—	9,574	—	—	—
Net change in unrealized appreciation
(depreciation) of investment transactions:
Securities	(4,096,077)	(749,693)	(441,921)	(2,691,298)	(10,304,539)
Securities sold short	11,942	—	—	—	—
Written options	92,613	—	—	—	—
Foreign currency transactions	(3,994)	—	—	2	—
Net increase (decrease) in net
assets resulting from operations	(11,530,015)	(1,427,119)	(509,040)	(3,666,617)	(12,598,964)
Distributions to shareholders from:
Net realized capital gain — Class A	(1,695,347)	—	—	(539,696)	—
Net realized capital gain — Class C	(467,044)	—	—	(156,220)	—
Net realized capital gain — Institutional Class	(3,193,513)	—	—	(1,869,051)	—
Total distributions	(5,355,904)	—	—	(2,564,967)	—
Capital share transactions:
Increase (decrease) in net assets
from fund share transactions (Note 8)	(63,054,301)	(864,896)	(1,553,878)	781,008	(65,259,779)
Total increase (decrease) in net assets	(79,940,220)	(2,292,015)	(2,062,918)	(5,450,576)	(77,858,743)

NET ASSETS
Beginning of year	113,831,808	9,030,935	8,967,853	38,000,790	163,849,396
End of year	$33,891,588	$6,738,920	$6,904,935	$32,550,214	$85,990,653
Undistributed (Accumulated) net investment
income (loss), at end of year	$(2,437)	$(57,345)	$(15,879)	$(51,144)	$(513,707)

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.71		$13.39	$14.07	$12.81	$11.93	$12.50
Income from investment operations:
Net investment income (loss)(1)	0.04		(0.01)	(0.04)	0.41	0.37	0.11
Net realized and unrealized
gain (loss) on investments	0.59		(0.65)	0.21	0.93	0.65	(0.41)
Total from investment operations	0.63		(0.66)	0.17	1.34	1.02	(0.30)
Distributions to shareholders from:
Net investment income	(0.07)		—	(0.11)	(0.01)	(0.01)	—
Net realized capital gain	—		(1.02)	(0.74)	(0.07)	(0.13)	(0.27)
Total distributions	(0.07)		(1.02)	(0.85)	(0.08)	(0.14)	(0.27)
Net asset value, end of period	$12.27		$11.71	$13.39	$14.07	$12.81	$11.93
Total Return(2)	5.35	%*	(4.33)%	1.38%	10.47%	8.70%	(2.31)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$13,108		$14,363	$31,817	$53,035	$35,232	$34,725
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.83	%**	2.41%	2.17%	2.15%	2.37%	2.37%
Expense net of fee waivers, if any(3)(5)	1.99	%**	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss)
to average net assets***:
Before waiver and expense reimbursement(3)	(0.11	)%**	(0.50)%	(0.47)%	2.85%	2.64%	0.55%
After waiver and expense reimbursement(3)	0.73	%**	(0.08)%	(0.29)%	3.01%	3.02%	0.92%
Portfolio turnover rate	114	%*	160%	237%	280%	186%	157%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)
Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.82%**, 2.40%, 2.16%, 2.14%, 2.34% and 2.35% for the six-month period from July 1, 2016 to December 31, 2016, and for the years ended June 30, 2016, 2015, 2014, 2013 and 2012, respectively.

(5)
Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.98%**,1.98%, 1.98%, 1.98%, 1.96% and 1.98% for the six-month period from July 1, 2016 to December 31, 2016, and for the years ended June 30, 2016, 2015, 2014, 2013 and 2012, respectively.

*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.26		$13.01	$13.72	$12.57	$11.78	$12.45
Income from investment operations:
Net investment income (loss)(1)	(0.00	)^	(0.09)	(0.14)	0.30	0.28	0.02
Net realized and unrealized
gain (loss) on investments	0.57		(0.64)	0.20	0.92	0.64	(0.42)
Total from investment operations	0.57		(0.73)	0.06	1.22	0.92	(0.40)
Distributions to shareholders from:
Net investment income	(0.02)		—	(0.03)	—	—	—
Net realized capital gain	—		(1.02)	(0.74)	(0.07)	(0.13)	(0.27)
Total distributions	(0.02)		(1.02)	(0.77)	(0.07)	(0.13)	(0.27)
Net asset value, end of period	$11.81		$11.26	$13.01	$13.72	$12.57	$11.78
Total Return(2)	5.04	%*	(5.03)%	0.52%	9.72%	7.91%	(3.13)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$3,732		$4,576	$6,595	$6,555	$5,954	$7,195
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	3.58	%**	3.16%	2.92%	2.90%	3.12%	3.12%
Expense net of fee waivers, if any(3)(5)	2.74	%**	2.74%	2.74%	2.74%	2.74%	2.74%
Ratio of net investment income (loss)
to average net assets***:
Before waiver and expense reimbursement(3)	(0.86	)%**	(1.25)%	(1.22)%	2.10%	1.89%	(0.17)%
After waiver and expense reimbursement(3)	(0.02	)%**	(0.83)%	(1.04)%	2.26%	2.27%	0.21%
Portfolio turnover rate	114	%*	160%	237%	280%	186%	157%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)
Expenses before reductions (excluding dividend and interest expense for securities sold short) were 3.57%**, 3.15%, 2.91%, 2.89%, 3.09% and 3.10% for the six-month period from July 1, 2016 to December 31, 2016, and for the years ended June 30, 2016, 2015, 2014, 2013 and 2012, respectively.

(5)
Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 2.73%**, 2.73%, 2.73%, 2.73%, 2.71% and 2.73% for the six-month period from July 1, 2016 to December 31, 2016, and for the years ended June 30, 2016, 2015, 2014, 2013 and 2012, respectively.

^	Amount is less than 0.005 per share.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.80		$13.46	$14.15	$12.86	$11.97	$12.52
Income from investment operations:
Net investment income (loss)(1)	0.06		0.02	(0.01)	0.44	0.40	0.13
Net realized and unrealized
gain (loss) on investments	0.59		(0.66)	0.21	0.94	0.67	(0.41)
Total from investment operations	0.65		(0.64)	0.20	1.38	1.07	(0.28)
Distributions to shareholders from:
Net investment income	(0.08)		—	(0.15)	(0.02)	(0.05)	—
Net realized capital gain	—		(1.02)	(0.74)	(0.07)	(0.13)	(0.27)
Total distributions	(0.08)		(1.02)	(0.89)	(0.09)	(0.18)	(0.27)
Net asset value, end of period	$12.37		$11.80	$13.46	$14.15	$12.86	$11.97
Total Return(2)	5.53	%*	(4.15)%	1.61%	10.77%	9.04%	(2.14)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$12,554		$14,953	$75,420	$59,474	$24,929	$13,292
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.58	%**	2.16%	1.92%	1.90%	2.12%	2.09%
Expense net of fee waivers, if any(3)(5)	1.74	%**	1.74%	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income (loss)
to average net assets***:
Before waiver and expense reimbursement(3)	0.14	%**	(0.25)%	(0.22)%	3.10%	2.89%	0.75%
After waiver and expense reimbursement(3)	0.98	%**	0.17%	(0.04)%	3.26%	3.27%	1.11%
Portfolio turnover rate	114	%*	160%	237%	280%	186%	157%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)
Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.57%**, 2.15%, 1.91%, 1.89%, 2.09% and 2.08% for the six-month period from July 1, 2016 to December 31, 2016, and for the years ended June 30, 2016, 2015, 2014, 2013 and 2012, respectively.

(5)
Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.73%**, 1.73%, 1.73%, 1.73%, 1.71% and 1.73% for the six-month period from July 1, 2016 to December 31, 2016, and for the years ended June 30, 2016, 2015, 2014, 2013 and 2012, respectively.

*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.95		$11.51	$10.46	$8.30	$7.12	$7.51
Income from investment operations:
Net investment income (loss)(1)	(0.07)		(0.14)	(0.11)	(0.08)	(0.09)	(0.10)
Net realized and unrealized
gain (loss) on investments	0.42		(1.42)	1.16	2.24	1.27	(0.29)
Total from investment operations	0.35		(1.56)	1.05	2.16	1.18	(0.39)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$10.30		$9.95	$11.51	$10.46	$8.30	$7.12
Total Return(2)	3.52	%*	(13.55)%	10.04%	26.02%	16.57%	(5.19)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$2,136		$3,184	$5,707	$3,992	$3,856	$5,707
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.50	%**	2.42%	2.27%	2.19%	2.83%	2.68%
Expense net of fee waivers, if any(3)	2.41	%**	2.42%	2.27%	2.19%	2.83%	2.68%
Ratio of net investment income (loss)
to average net assets***:
Before waiver and expense reimbursement(3)	(1.50	)%**	(1.30)%	(1.03)%	(0.80)%	(1.22)%	(1.41)%
After waiver and expense reimbursement(3)	(1.41	)%**	(1.30)%	(1.03)%	(0.80)%	(1.22)%	(1.41)%
Portfolio turnover rate	133	%*	211%	125%	130%	484%	880%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Ratio of expenses (excluding dividend and interest expense for securities sold short) were 2.41%, 2.25%, 2.15% and 2.83% for the years ended June 30, 2016, 2015, 2014, and 2013, respectively.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.36		$10.91	$9.99	$7.98	$6.90	$7.34
Income from investment operations:
Net investment income (loss)(1)	(0.11)		(0.20)	(0.19)	(0.14)	(0.14)	(0.15)
Net realized and unrealized
gain (loss) on investments	0.40		(1.35)	1.11	2.15	1.22	(0.29)
Total from investment operations	0.29		(1.55)	0.92	2.01	1.08	(0.44)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$9.65		$9.36	$10.91	$9.99	$7.98	$6.90
Total Return(2)	3.10	%*	(14.21)%	9.21%	25.19%	15.65%	(5.99)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,154		$1,497	$1,851	$2,093	$2,124	$3,158
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	3.25	%**	3.17%	3.02%	2.94%	3.58%	3.43%
Expense net of fee waivers, if any(3)	3.16	%**	3.17%	3.02%	2.94%	3.58%	3.43%
Ratio of net investment income (loss)
to average net assets***:
Before waiver and expense reimbursement(3)	(2.25	)%**	(2.05)%	(1.78)%	(1.55)%	(1.97)%	(2.15)%
After waiver and expense reimbursement(3)	(2.16	)%**	(2.05)%	(1.78)%	(1.55)%	(1.97)%	(2.15)%
Portfolio turnover rate	133	%*	211%	125%	130%	484%	880%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Ratio of expenses (excluding dividend and interest expense for securities sold short) were 3.16%, 3.00%, 2.90% and 3.58% for the years ended June 30, 2016, 2015, 2014, and 2013, respectively.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.47		$13.23	$12.00	$9.49	$8.12	$8.55
Income from investment operations:
Net investment income (loss)(1)	(0.07)		(0.13)	(0.10)	(0.06)	(0.08)	(0.09)
Net realized and unrealized
gain (loss) on investments	0.49		(1.63)	1.33	2.57	1.45	(0.34)
Total from investment operations	0.42		(1.76)	1.23	2.51	1.37	(0.43)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$11.89		$11.47	$13.23	$12.00	$9.49	$8.12
Total Return(2)	3.66	%*	(13.30)%	10.25%	26.45%	16.87%	(5.03)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$3,461		$2,058	$1,474	$1,240	$625	$899
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.25	%**	2.17%	2.02%	1.94%	2.58%	2.47%
Expense net of fee waivers, if any(3)	2.16	%**	2.17%	2.02%	1.94%	2.58%	2.47%
Ratio of net investment income (loss)
to average net assets***:
Before waiver and expense reimbursement(3)	(1.25	)%**	(1.05)%	(0.78)%	(0.55)%	(0.97)%	(1.12)%
After waiver and expense reimbursement(3)	(1.16	)%**	(1.05)%	(0.78)%	(0.55)%	(0.97)%	(1.12)%
Portfolio turnover rate	133	%*	211%	125%	130%	484%	880%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Ratio of expenses (excluding dividend and interest expense for securities sold short) were 2.16%, 2.00%, 1.90% and 2.58% for the years ended June 30, 2016, 2015, 2014, and 2013, respectively.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$23.58		$24.78	$24.62	$18.99	$15.73	$16.03
Income from investment operations:
Net investment income (loss)(1)	(0.08)		(0.06)	(0.10)	(0.09)	(0.14)	(0.11)
Net realized and unrealized
gain (loss) on investments	3.41		(1.14)	0.26	5.72	3.40	(0.19)
Total from investment operations	3.33		(1.20)	0.16	5.63	3.26	(0.30)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$26.91		$23.58	$24.78	$24.62	$18.99	$15.73
Total Return(2)	14.12	%*	(4.84)%	0.65%	29.65%	20.72%	(1.87)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$4,362		$4,057	$5,520	$5,724	$6,029	$6,114
Ratio of expenses to average net assets	2.39	%**	2.17%	1.98%	2.03%	2.19%	2.21%
Ratio of net investment income (loss)
to average net assets	(0.63	)%**	(0.26)%	(0.39)%	(0.42)%	(0.80)%	(0.70)%
Portfolio turnover rate	17	%*	71%	49%	62%	47%	42%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.52		$21.73	$21.75	$16.91	$14.11	$14.48
Income from investment operations:
Net investment income (loss)(1)	(0.15)		(0.20)	(0.25)	(0.22)	(0.24)	(0.20)
Net realized and unrealized
gain (loss) on investments	2.96		(1.01)	0.23	5.06	3.04	(0.17)
Total from investment operations	2.81		(1.21)	(0.02)	4.84	2.80	(0.37)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$23.33		$20.52	$21.73	$21.75	$16.91	$14.11
Total Return(2)	13.69	%*	(5.57)%	(0.09)%	28.62%	19.84%	(2.56)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,599		$1,565	$1,944	$2,086	$1,815	$1,950
Ratio of expenses to average net assets	3.14	%**	2.92%	2.73%	2.78%	2.94%	2.96%
Ratio of net investment income (loss)
to average net assets	(1.38	)%**	(1.01)%	(1.14)%	(1.17)%	(1.55)%	(1.45)%
Portfolio turnover rate	17	%*	71%	49%	62%	47%	42%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$24.81		$26.01	$25.77	$19.83	$16.39	$16.66
Income from investment operations:
Net investment income (loss)(1)	(0.05)		(0.00)^	(0.04)	(0.04)	(0.10)	(0.07)
Net realized and unrealized
gain (loss) on investments	3.59		(1.20)	0.28	5.98	3.54	(0.20)
Total from investment operations	3.54		(1.20)	0.24	5.94	3.44	(0.27)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$28.35		$24.81	$26.01	$25.77	$19.83	$16.39
Total Return(2)	14.27	%*	(4.61)%	0.93%	29.95%	20.99%	(1.62)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,457		$1,283	$1,504	$2,216	$1,060	$351
Ratio of expenses to average net assets	2.14	%**	1.92%	1.73%	1.78%	1.94%	1.96%
Ratio of net investment income (loss)
to average net assets	(0.38	)%**	(0.01)%	(0.14)%	(0.17)%	(0.55)%	(0.45)%
Portfolio turnover rate	17	%*	71%	49%	62%	47%	42%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

^	Amount is less than 0.005 per share.
*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.09		$24.15	$24.28	$19.50	$15.85	$16.53
Income from investment operations:
Net investment income (loss)(1)	(0.08)		(0.08)	(0.06)	(0.11)	0.09	(0.08)
Net realized and unrealized
gain (loss) on investments	3.89		(2.26)	1.22	4.95	3.58	(0.60)
Total from investment operations	3.81		(2.34)	1.16	4.84	3.67	(0.68)
Distributions to shareholders from:
Net investment income	—		—	—	(0.06)	(0.02)	—
Net realized capital gain	—		(1.72)	(1.29)	—	—	—
Total distributions	—		(1.72)	(1.29)	(0.06)	(0.02)	—
Net asset value, end of period	$23.90		$20.09	$24.15	$24.28	$19.50	$15.85
Total Return(2)	18.96	%*	(9.93)%	4.96%	24.83%	23.17%	(4.11)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$7,163		$6,431	$7,790	$8,512	$7,727	$8,347
Ratio of expenses to average net assets	2.16	%**	1.93%	1.78%	1.83%	1.93%	1.96%
Ratio of net investment income (loss)
to average net assets	(0.69	)%**	(0.37)%	(0.26)%	(0.47)%	0.49%	(0.52)%
Portfolio turnover rate	62	%*	119%	128%	176%	142%	158%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$16.19		$19.96	$20.43	$16.49	$13.49	$14.17
Income from investment operations:
Net investment income (loss)(1)	(0.13)		(0.19)	(0.20)	(0.23)	(0.04)	(0.16)
Net realized and unrealized
gain (loss) on investments	3.12		(1.86)	1.02	4.17	3.04	(0.52)
Total from investment operations	2.99		(2.05)	0.82	3.94	3.00	(0.68)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		(1.72)	(1.29)	—	—	—
Total distributions	—		(1.72)	(1.29)	—	—	—
Net asset value, end of period	$19.18		$16.19	$19.96	$20.43	$16.49	$13.49
Total Return(2)	18.47	%*	(10.59)%	4.20%	23.89%	22.24%	(4.80)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,494		$1,477	$1,684	$1,806	$1,625	$1,863
Ratio of expenses to average net assets	2.91	%**	2.68%	2.53%	2.58%	2.68%	2.70%
Ratio of net investment income (loss)
to average net assets	(1.44	)%**	(1.12)%	(1.01)%	(1.22)%	(0.26)%	(1.25)%
Portfolio turnover rate	62	%*	119%	128%	176%	142%	158%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.17		$25.29	$25.30	$20.29	$16.50	$17.15
Income from investment operations:
Net investment income (loss)(1)	(0.05)		(0.03)	(0.00)^	(0.05)	0.13	(0.04)
Net realized and unrealized
gain (loss) on investments	4.10		(2.37)	1.28	5.14	3.73	(0.61)
Total from investment operations	4.05		(2.40)	1.28	5.09	3.86	(0.65)
Distributions to shareholders from:
Net investment income	—		—	—	(0.08)	(0.07)	—
Net realized capital gain	—		(1.72)	(1.29)	—	—	—
Total distributions	—		(1.72)	(1.29)	(0.08)	(0.07)	—
Net asset value, end of period	$25.22		$21.17	$25.29	$25.30	$20.29	$16.50
Total Return(2)	19.13	%*	(9.71)%	5.24%	25.13%	23.44%	(3.79)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$24,709		$24,642	$28,528	$27,868	$23,393	$20,028
Ratio of expenses to average net assets	1.91	%**	1.68%	1.53%	1.58%	1.68%	1.71%
Ratio of net investment income (loss)
to average net assets	(0.44	)%**	(0.12)%	(0.01)%	(0.22)%	0.74%	(0.25)%
Portfolio turnover rate	62	%*	119%	128%	176%	142%	158%
(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

^	Amount is less than 0.005 per share.
*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$23.80		$26.55	$24.19	$19.31	$16.13	$16.53
Income from investment operations:
Net investment income (loss)(1)	(0.08)		(0.32)	(0.30)	(0.26)	(0.15)	(0.15)
Net realized and unrealized
gain (loss) on investments	2.62		(2.43)	2.66	5.14	3.33	(0.25)
Total from investment operations	2.54		(2.75)	2.36	4.88	3.18	(0.40)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$26.34		$23.80	$26.55	$24.19	$19.31	$16.13
Total Return(2)	10.63	%*	(10.36)%	9.76%	25.27%	19.71%	(2.42)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$53,621		$57,159	$77,188	$87,053	$88,970	$111,778
Ratio of expenses to average net assets:
Before expense reimbursements
or recoveries(3)(4)	2.46	%**	2.30%	2.12%	2.15%	2.36%	2.30%
After expense reimbursements
or recoveries(3)(5)	2.24	%**	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income (loss)
to average net assets***:
Before expense reimbursements or recoveries(3)	(0.88	)%**	(1.34)%	(1.06)%	(1.06)%	(0.98)%	(1.03)%
After expense reimbursements or recoveries(3)	(0.66	)%**	(1.28)%	(1.18)%	(1.15)%	(0.86)%	(0.98)%
Portfolio turnover rate	143	%*	211%	149%	170%	294%	178%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.29% for the year ended June 30, 2016.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 2.23% for the year ended June 30, 2016.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.72		$23.28	$21.37	$17.19	$14.47	$14.94
Income from investment operations:
Net investment income (loss)(1)	(0.16)		(0.44)	(0.43)	(0.37)	(0.25)	(0.24)
Net realized and unrealized
gain (loss) on investments	2.29		(2.12)	2.34	4.55	2.97	(0.23)
Total from investment operations	2.13		(2.56)	1.91	4.18	2.72	(0.47)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$22.85		$20.72	$23.28	$21.37	$17.19	$14.47
Total Return(2)	10.28	%*	(11.00)%	8.94%	24.32%	18.80%	(3.15)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$13,648		$15,375	$20,140	$22,931	$22,968	$27,102
Ratio of expenses to average net assets:
Before expense reimbursements
or recoveries(3)(4)	3.21	%**	3.05%	2.87%	2.90%	3.11%	3.04%
After expense reimbursements
or recoveries(3)(5)	2.99	%**	2.99%	2.99%	2.99%	2.99%	2.99%
Ratio of net investment income (loss)
to average net assets***:
Before expense reimbursements or recoveries(3)	(1.63	)%**	(2.09)%	(1.81)%	(1.81)%	(1.74)%	(1.77)%
After expense reimbursements or recoveries(3)	(1.41	)%**	(2.03)%	(1.93)%	(1.90)%	(1.62)%	(1.72)%
Portfolio turnover rate	143	%*	211%	149%	170%	294%	178%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 3.04% for the year ended June 30, 2016.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 2.98% for the year ended June 30, 2016.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2016
	to December 31,		Years Ended June 30,
	2016		2016	2015	2014	2013	2012
Net asset value, beginning of period	$24.82		$27.62	$25.10	$19.99	$16.66	$17.03
Income from investment operations:
Net investment income (loss)(1)	(0.05)		(0.27)	(0.25)	(0.21)	(0.11)	(0.11)
Net realized and unrealized
gain (loss) on investments	2.74		(2.53)	2.77	5.32	3.44	(0.26)
Total from investment operations	2.69		(2.80)	2.52	5.11	3.33	(0.37)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$27.51		$24.82	$27.62	$25.10	$19.99	$16.66
Total Return(2)	10.84	%*	(10.14)%	10.04%	25.56%	19.99%	(2.17)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$9,169		$13,457	$66,521	$58,999	$45,851	$40,288
Ratio of expenses to average net assets:
Before expense reimbursements
or recoveries(3)(4)	2.21	%**	2.05%	1.87%	1.90%	2.11%	2.03%
After expense reimbursements
or recoveries(3)(5)	1.99	%**	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss)
to average net assets***:
Before expense reimbursements or recoveries(3)	(0.63	)%**	(1.09)%	(0.81)%	(0.81)%	(0.74)%	(0.72)%
After expense reimbursements or recoveries(3)	(0.41	)%**	(1.03)%	(0.93)%	(0.90)%	(0.62)%	(0.68)%
Portfolio turnover rate	143	%*	211%	149%	170%	294%	178%

(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.04% for the year ended June 30, 2016.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.98% for the year ended June 30, 2016.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited)

Note 1 — Organization

The Quaker Investment Trust (“Trust”), a diversified, open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust’s Amended and Restated Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has five series: Quaker Event Arbitrage Fund (“Event Arbitrage”), Quaker Global Tactical Allocation Fund (“Global Tactical Allocation”), Quaker Mid-Cap Value Fund (“Mid-Cap Value”), Quaker Small-Cap Value Fund (“Small-Cap Value”) and Quaker Strategic Growth Fund (“Strategic Growth”) (each a “Fund” and collectively, “Funds”). All Funds are diversified. The investment objectives of each Fund are set forth below.

Strategic Growth and Small-Cap Value commenced operations on November 25, 1996. Mid-Cap Value commenced operations on December 31, 1997. Global Tactical Allocation commenced operations on May 1, 2008. Event Arbitrage commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”). The predecessor to the Event Driven Fund, the Pennsylvania Avenue Fund, commenced operations on September 19, 2002. The investment objective of these Funds is to seek long-term growth of capital. The investment objective of these funds is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The Funds currently offer three classes of shares (Class A, Class C and Institutional Class shares). Class A shares are charged a front-end sales charge and a distribution and servicing fee; Class C shares are charged a distribution fee, but bear no front-end sales charge or contingent deferred sales charge (“CDSC”); and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds. Quaker Funds, Inc. (“QFI”), the investment adviser to each of the Funds, has the ability to waive the minimum investment for Institutional Class shares at its discretion.

Note 2 — Summary of Significant Accounting Policies and Other Information

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.     Security Valuation.     The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

Debt and other fixed-income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the reporting period, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For financial reporting purposes, investment transactions are recorded on the trade date; however, for purposes of executing shareholder transactions, the Funds record changes in holdings of portfolio securities no later than the first business day after the trade date in accordance with Rule 2a-4 of the 1940 Act. Accordingly, certain differences between net asset value for financial reporting and for executing shareholder transactions may arise.

The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances, and the Trust has established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund may receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. A financial instrument’s level within the fair value hierarchy is based on the lowest level that is significant to the fair value measurement. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including the pricing model used and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s private equity holdings are, the last traded price, the cost of prior transactions, single broker quotes, uncertainty of future payout, pricing service price adjusted for recent payout distribution, last trade price on pre-conversion bond and discounts applied for lack of marketability. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants and structured notes that do not trade on an exchange, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

For international equity securities traded on a foreign exchange or market which closes prior to a Fund’s Valuation Time, in order to adjust for events which occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model is used, and these securities are categorized as Level 2.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the New York Stock Exchange (“NYSE”), if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described below.

The Trust has adopted fair valuation procedures to value securities at fair market value when independent prices are unavailable or unreliable, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these or other methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its net asset value (“NAV”) because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Description	EVENT ARBITRAGE FUND	Level 1	Level 2	Level 3	Total
Common Stocks		$17,029,466	$187,026	$1,113,690	$18,330,182
Preferred Stocks		484,540	11,450	655,611	1,151,601
Structured Notes		—	1,304,668	—	1,304,668
Asset Backed Securities		—	207,998	—	207,998
Convertible Bonds		—	423,126	0	423,126
Corporate Bonds		—	4,732,282	345,000	5,077,282
Mortgage Backed Securities		—	258,964	—	258,964
Escrow Notes		—	—	0	0
Purchased Options		148,550	—	—	148,550
Money Market Deposit Account		496,406	—	—	496,406
Investments Purchased with
Proceeds from Securities Lending		5,883,218	—	—	5,883,218
Total Investments in Securities		$24,042,180	$7,125,514	$2,114,301	$33,281,995
Common Stocks sold short		$(615,632)	$—	$—	$(615,632)
Written Options		(89,995)	(60,765)	—	(150,760)
Total Investments in Securities sold short		$(705,627)	$(60,765)	$—	$(766,392)

Description	GLOBAL TACTICAL ALLOCATION FUND	Level 1	Level 2	Level 3	Total
Common Stocks		$255,879	$—	$14,668	$270,547
Closed End Mutual Fund		36,971	—	—	36,971
Exchange Traded Funds		1,136,471	—	—	1,136,471
Preferred Stocks		251,518	—	—	251,518
Real Estate Investment Trusts		378,662	—	—	378,662
Corporate Bonds		—	3,512,849	—	3,512,849
Municipal Bond		—	116,631	—	116,631
Commercial Paper		—	630,108	—	630,108
Money Market Deposit Account		943,013	—	—	943,013
Total Investments in Securities		$3,002,514	$4,259,588	$14,668	$7,276,770

Description	MID-CAP VALUE FUND	Level 1	Level 2	Level 3	Total
Common Stocks		$6,264,526	$—	$—	$6,264,526
Real Estate Investment Trusts		969,074	—	—	969,074
Money Market Deposit Account		202,786	—	—	202,786
Investments Purchased with
Proceeds from Securities Lending		1,555,473	—	—	1,555,473
Total Investments in Securities		$8,991,859	$—	$—	$8,991,859

Description	SMALL-CAP VALUE FUND	Level 1	Level 2	Level 3	Total
Common Stocks		$30,172,886	$—	$—	$30,172,886
Real Estate Investment Trusts		2,766,900	—	—	2,766,900
Money Market Deposit Account		417,994	—	—	417,994
Investments Purchased with
Proceeds from Securities Lending		8,883,757	—	—	8,883,757
Total Investments in Securities		$42,241,537	$—	$—	$42,241,537

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Description	STRATEGIC GROWTH FUND	Level 1	Level 2	Level 3	Total
Common Stocks		$73,005,673	$—	$407,684	$73,413,357
Real Estate Investment Trusts		2,832,841	—	—	2,832,841
Money Market Deposit Account		282,123	—	—	282,123
Total Investments in Securities		$76,120,637	$—	$407,684	$76,528,321

Refer to the Fund’s Schedules of Investments for industry classifications.

Level 3 Reconciliation

The following is a reconciliation of Event Arbitrage’s, Global Tactical Allocation’s and Strategic Growth’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

EVENT ARBITRAGE FUND

	Balance				Net				Balance
	as of				Unrealized	Amortized	Transfers	Transfers	as of
	June 30,			Realized	appreciation	discounts/	in to	out of	December
	2016	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	Level 3	31, 2016
Common Stocks	$1,175,330	$—	$—	$—	$(61,640)	$—	$—	$—	$1,113,690
Preferred Stocks	695,826	—	—	—	(40,215)	—	—	—	655,611
Convertible Bonds	0	—	—	—	—	—	—	—	0
Corporate Bonds	581,627	—	(250,102)	37,772	(24,477)	180	—	—	345,000
Escrow Notes	0	—	—	—	—	—	—	—	0
	$2,452,783	$—	$(250,102)	$37,772	$(126,332)	$180	$—	$—	$2,114,301
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2016									$(146,855)

GLOBAL TACTICAL ALLOCATION FUND

	Balance				Net				Balance
	as of				Unrealized	Amortized	Transfers	Transfers	as of
	June 30,			Realized	appreciation	discounts/	in to	out of	December
	2016	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	Level 3	31, 2016
Common Stocks	$11,020	$—	$—	$—	$3,648	$—	$—	$—	$14,668
	$11,020	$—	$—	$—	$3,648	$—	$—	$—	$14,668
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2016									$3,648

STRATEGIC GROWTH FUND

	Balance				Net				Balance
	as of				Unrealized	Amortized	Transfers	Transfers	as of
	June 30,			Realized	appreciation	discounts/	in to	out of	December
	2016	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	Level 3	31, 2016
Common Stocks	$306,291	$—	$—	$—	$101,393	$—	$—	$—	$407,684
	$306,291	$—	$—	$—	$101,393	$—	$—	$—	$407,684
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2016									$101,393

Transfers are recognized at the end of the reporting period.

There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of December 31, 2016, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 2	$148,459	Due to a decrease of market activity.
Transfers out of Level 2 into Level 1	$276,709	Due to an increase of market activity.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2016:

EVENT ARBITRAGE FUND

Asset	Fair Value at	Valuation	Unobservable	Input	Increase in Inputs
Categories	December 31, 2016	Technique	Input	Values	Impact on Valuation*
Common Stocks
Auto Parts &	$15,000	Market approach	Last traded price of	$2.53	Increase
Equipment			pre-conversion bonds
Computers	0	Profitibility expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Escrow Shares	0	Profitibility expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Healthcare-Products	14,035	Market approach	Last traded price of non-	-21.00%	Decrease
			restricted shares less a discount
Healthcare-Services	1,063,505	Market approach	Last traded price adjusted	0.74%	Increase
			by movement in index
Holding Companies-	0	Profitibility expected	Uncertainty of any	$0.00	Increase
Diversified		return method	additional future payout
Lodging	0	Profitibility expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Mining	0	Profitibility expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Real Estate	21,150	Vendor pricing	Single broker quote since	$0.23	Increase
			shares are not listed yet
Convertible Bonds
Mining	0	Profitibility expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Corporate Bonds
Auto Parts &	0	Profitibility expected	Uncertainty of any	$0.00	Increase
Equipment		return method	additional future payout
Diversified Financial	25,000	Vendor pricing	Single broker quote	$0.50	Increase
Services
Diversified Financial	320,000	Vendor pricing	Single broker quote	$32.00	Increase
Services
Venture Capital	0	Profitibility expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Escrow Notes	0	Profitibility expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Preferred stock
Aerospace & Defense	2,611	Market approach	Prior transaction cost	$0.001	Increase
Healthcare-Services	613,000	Market approach	Prior transaction cost	$1,000.00	Increase
Insurance	40,000	Vendor pricing	Single broker quote	$4,000.00	Increase
GLOBAL TACTICAL ALLOCATION FUND
Common Stocks
Airlines	$14,668	Market approach	Projected final distribution,	-10.00%	Decrease
			discounted for lack of marketability
STRATEGIC GROWTH FUND
Common Stocks
Airlines	$407,684	Market approach	Projected final distribution,	-10.00%	Decrease
			discounted for lack of marketability
* An impact to Valuation from a decrease in input would produce the opposite effect of an increase.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

B.     Federal Income Taxes.     It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation ASC 740, (“ASC 740”), each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has reviewed the tax positions for each of the three open tax years as of June 30, 2016 and has determined that the implementation of ASC 740 does not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

C.     Security Transactions and Investment Income.     Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

D.     Short Sales of Investments.     Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

E.     Written Options Contracts.     Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

F.     Purchased Options.     Certain Funds may purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option. A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

G.     Futures Contracts.     Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

H.     Foreign Currency Transactions.     Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

I.     Forward Foreign Currency Contracts.     Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

J.     Portfolio Investment Risks.     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

K.     Multiple Class Allocations.     Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

L.     Expense Allocations.     Expenses are allocated to each series based upon its relative proportion of net assets to the Trust’s total net assets.

M.     Distributions to Shareholders.     Each Fund generally declares dividends at least annually, payable in December, on a date selected by the Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

N.     Use of Estimates.     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

O.     Security Loans.     The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal to 102% of the prior days market value of the loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

P.     Derivative Instruments.     The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The fair value of derivative instruments whose primary underlying risk exposure is equity price risk at December 31, 2016 were as follows:

EVENT ARBITRAGE
	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)
Written Options	$—	$150,760
Purchased Options	148,550	—

(1)	Statement of Assets and Liabilities location: Investments, at value.
(2)	Statement of Assets and Liabilities location: Written options, at value.

The effect of derivative instruments on the Statement of Operations whose underlying risk exposure is equity price risk for the period ended December 31, 2016 were as follows:

EVENT ARBITRAGE		Change in Unrealized Appreciation
	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative	Recognized in Income(1)	Recognized in Income(2)
Written Options	$340,201	$(27,144)
Purchased Options	(14,824)	8,443

(1)	Statement of Operations location: Net realized gain (loss) from written options and net realized gain (loss) from securities.
(2)	Statement of Operations location: Net unrealized appreciation (depreciation) on written options and net unrealized appreciation (depreciation) on securities.

For the six-month period ended December 31, 2016, the Event Arbitrage Fund had: long option contracts (2,594 contracts) were purchased and $937,478 in premiums were paid, written option contracts (10,192 contracts) were opened and $1,356,272 in premiums were received.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 3 — Investment Advisory Fee and Other Related Party Transactions

QFI serves as investment adviser to each Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected the following investment advisory firms to serve as sub-advisers:

Fund	Sub-adviser
Event Arbitrage	N/A
Global Tactical Allocation	N/A
Mid-Cap Value	Kennedy Capital Management, Inc.
Small-Cap Value	Aronson Johnson Ortiz, LP
Strategic Growth	Los Angeles Capital Management and Equity Research, Inc.

As of the close of  business on October 31, 2016, DG Capital Management, Inc.  resigned as the sub-adviser to the Global Tactical Allocation Fund and the Strategic Growth Fund.  The Global Tactical Allocation Fund has not entered into a new sub-advisory agreement.  On November 1, 2016 the Strategic Growth Fund entered into a new sub-advisory agreement with Los Angeles Capital Management and Equity Research, Inc.

QFI or the sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

Each Fund paid QFI aggregate fees shown in the table below for the six-month period ended December 31, 2016.  Amounts are expressed as an annualized percentage of average net assets.

	Aggregate	Subadvisory	Advisory &
	advisory fee	fee paid by QFI	subadvisory
	paid to QFI	to the sub-adviser*	(reimbursed) fee
Event Arbitrage	1.30%	N/A	(0.84)%
Global Tactical Allocation	1.25%	0.53%	(0.09)%
Mid-Cap Value	1.05%	0.75%	N/A
Small-Cap Value	1.00%	0.63%	N/A
Strategic Growth	1.30%	0.62%	(0.22)%

*
The Global Tactical Allocation Fund  paid a Subadvisory fee of 0.75%  for the period July 1, 2016 to October 31, 2016 and 0.00%  for the period November 1, 2016 to December 31, 2016 . The Small-Cap Value Fund paid a Subadvisory fee of 0.65% for the period July 1, 2016 to September 30, 2016 and 0.60% for the period October 1, 2016 to December 31, 2016.  The Strategic Growth Fund paid a Subadvisory fee of 0.75% for the period July 1, 2016 to October 31, 2016 and a fee of 0.40% on the first $25 million; 0.30% on the next $175 million; and 0.20%  thereafter for the period November 1, 2016 to December 31, 2016.

For the six-month period ended December 31, 2016, QFI and the sub-advisers earned and reimbursed fees as follows:

	Aggregate	Subadvisory	Advisory &
	advisory fee	fee paid by QFI	subadvisory
	paid to QFI	to the sub-adviser	(reimbursed) fee
Event Arbitrage	$209,068	N/A	$(135,228)
Global Tactical Allocation	22,540	20,666	(3,505)
Mid-Cap Value	10,733	26,834	N/A
Small-Cap Value	59,198	105,777	N/A
Strategic Growth	229,853	259,823	(92,694)

QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Event Arbitrage (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, 2.74% for Class C shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

If, at any time, the annualized expenses of Event Arbitrage were less than the annualized expense ratio, the Trust, on behalf of Event Arbitrage, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Event Arbitrage, and (b) can be repaid without causing the expenses of Event Arbitrage to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2016 until November 1, 2017. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Event Arbitrage, in the event of its merger or liquidation.

On November 1, 2016,  QFI contractually agreed to waive the lesser of 0.30% of  its management fee  or assume expenses to the extent necessary  to reduce the total operating expenses of Global Tactical Allocation (excluding 12b-1 fees, interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) when they exceed 1.50%  of the average daily net assets of the Global Tactical Allocation Fund. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.

If, at any time, the annualized expenses of Global Tactical Allocation were less than the annualized expense ratio or fee waiver, the Trust, on behalf of Global Tactical Allocation, would reimburse QFI for any fees previously waived and/or expenses previously assumed, provided, however, that the repayment shall be payable only to the extent that it: (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Global Tactical Allocation, and (b) can be repaid without causing the expenses of Global Tactical Allocation to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from November 1, 2016 until November 1, 2017. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Global Tactical Allocation, in the event of its merger or liquidation.

Additionally, QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Strategic Growth (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.24% for Class A shares, 2.99% for Class C shares, and 1.99% for Institutional Class shares of the average net assets of each class, respectively. QFI has agreed to pass these waivers onto the shareholders. QFI terminated this arrangement as of the close of business on October 31, 2016.

If, prior to November 1, 2016 the annualized expenses of Strategic Growth were less than the annualized expense ratio, the Trust, on behalf of Strategic Growth, would reimburse the sub-adviser for any fees previously waived and/or expenses previously assumed, provided, however, that the repayment shall be payable only to the extent that it: (a) can be made during the three (3) years following the time at which the sub-adviser waived fees or assumed expenses for Strategic Growth, and (b) can be repaid without causing the expenses of Strategic Growth to exceed the annualized expense ratio. This agreement automatically terminated upon the termination of the sub-advisory agreement with DG Capital Management, Inc., with respect to Strategic Growth.

At December 31, 2016, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of Event Arbitrage and  Global Tactical Allocation that may be recovered are $784,225 and $3,505, respectively.   For Strategic Growth Fund the unreimbursed amount waived by the Adviser which may not be recovered is $92,694.  The Adviser may recapture portions of the above amounts no later than the dates stated below.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

	June 30,	June 30,	June 30,	June 30,
	2017	2018	2019	2020
Event Arbitrage	$143,771	$206,244	$298,982	$135,228
Global Tactical Allocation	—	—	—	3,505

Foreside Fund Services, LLC (“Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Class A and Class C shares described below. There is no Rule 12b-1 distribution plan for Institutional Class shares of the Funds. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Class A Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class C Plan provides that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.

For the six-month period ended December 31, 2016, the Distributor received underwriter concessions from the sale of Funds shares as follows:

Fund	Amount
Event Arbitrage	$1,722
Global Tactical Allocation	6
Mid-Cap Value	5
Small-Cap Value	3
Strategic Growth	391

Except for the Trust’s Chief Compliance Officer (“CCO”), employees and Officers of QFI do not receive any compensation from the Trust. The CCO of the Trust also serves as general counsel to QFI. For the six-month period ended December 31, 2016, the Funds compensated the CCO as follows:

Fund	Amount
Event Arbitrage	$18,144
Global Tactical Allocation	4,200
Mid-Cap Value	3,839
Small-Cap Value	18,273
Strategic Growth	46,851

Note 4 — Purchases and Sales of Investments

For the six-month ended December 31, 2016 aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
Event Arbitrage	$30,466,544	$35,382,643
Global Tactical Allocation	9,381,836	10,503,603
Mid-Cap Value	1,192,939	1,628,484
Small-Cap Value	20,457,829	25,262,399
Strategic Growth	112,123,793	122,963,060

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 5 — Options Written

A summary of option contracts written by the Trust during the six-month period ended December 31, 2016 are as follows:

	Event Arbitrage
	Number of	Option
	Contracts	Premiums
Options outstanding at beginning of year	1,510	$342,341
Options written	10,192	1,356,272
Options closed	(3,722)	(672,840)
Options exercised	(1,610)	(250,448)
Options expired	(5,360)	(520,915)
Options outstanding at end of year	1,010	$254,410

Note 6 — Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2016 for each Fund were as follows:

		Gross	Gross	Net Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Event Arbitrage	$42,556,338	$2,078,115	$(8,788,722)	$(6,710,607)
Global Tactical Allocation	6,534,244	373,787	(378,201)	(4,414)
Mid-Cap Value	8,115,488	903,570	(373,246)	530,324
Small-Cap Value	40,008,937	3,143,266	(2,301,441)	841,825
Strategic Growth	100,600,386	5,086,370	(3,302,479)	1,783,891

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

								Total
		Undis-	Undis-	Other	Capital		Post-	Distribu-
	Unrealized	tributed	tributed	Accum-	Loss	Late	October	table
	Appreciation	Ordinary	Capital	ulated	Carry-	Year	Capital	Earnings/
Fund	(Depreciation)	Income	Gain	Gain	forward	Loss	Loss	(Loss)
Event Arbitrage	$(6,710,607)	$—	$—	$130,405	$(240,752)	$(2,437)	$(7,515,481)	$(14,338,872)
Global Tactical Allocation	(4,414)	—	—	—	(10,128,327)	(57,345)	(550,370)	(10,740,456)
Mid-Cap Value	530,324	—	—	—	(4,759,171)	(15,879)	(139,300)	(4,384,026)
Small-Cap Value	841,825	—	—	2	—	(51,144)	(899,751)	(109,068)
Strategic Growth	1,783,891	—	—	—	(357,918,875)	(513,707)	(3,010,196)	(359,658,887)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and straddles from options, and the differing book/tax treatment of unrealized appreciation/depreciation on partnership adjustments.

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, PFIC mark to market, partnership adjustments, straddles from options and net losses realized after October 31 and from ordinary losses incurred after December 31.

Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 6 — Tax Matters (Continued)

At June 30, 2016, the capital loss carryovers, late year losses, post-October capital loss and the capital loss utilized for the Funds were as follows:

	Capital Loss Carryovers Expiring			Late Year	Post-October	Capital Loss
Fund	Indefinite	2018	2017	Loss	Capital Loss	Utilized
Event Arbitrage	$240,752	$—	$—	$2,437	$7,515,481	$—
Global Tactical Allocation	—	2,718,683	7,409,644	57,345	550,370	149,387
Mid-Cap Value	—	1,170,572	3,588,599	15,879	139,300	70,991
Small-Cap Value	—	—	—	51,144	899,751	—
Strategic Growth	—	164,714,297	193,204,578	513,707	3,010,196	3,019,714

Note 7 — Distributions to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The information set forth below is for each Fund as required by federal securities laws.

The tax character of dividends and distributions paid during the six-month period ended December 31, 2016* and for the fiscal year ending June 30, 2016 were as follows:

	Ordinary Income		Long-Term Capital Gain
	Six-Month Period Ended	Fiscal Year Ending	Six-Month Period Ended	Fiscal Year Ending
Fund	December 31,2016	June 30,2016	December 31,2016	June 30,2016
Event Arbitrage	$159,996	$5,355,904	$—	$—
Small-Cap Value	—	—	—	2,564,967

*	Tax information for the six-month period ended December 31, 2016 is an estimate and the tax character of dividends and distributions may be redesigned at the fiscal year ending June 30, 2017.

Note 8 — Fund Share Transactions

At December 31, 2016, there were an unlimited number of shares of beneficial interest with a $0.01 par value authorized. The following table summarizes the activity in shares of each Fund:

	Event Arbitrage
	Six Months Ended 12/31/16		Year Ended 6/30/16
	Shares	Value	Shares	Value
Shares sold:
Class A	86,844	$1,042,357	164,719	$2,016,773
Class C	6,129	70,600	65,857	752,078
Institutional Class	110,068	1,347,498	1,417,648	17,829,495
Shares issued to shareholders due
to reinvestment of distributions:
Class A	4,798	58,779	131,922	1,436,632
Class C	435	5,123	40,419	424,799
Institutional Class	5,782	71,407	188,327	2,064,058
	214,056	$2,595,764	2,008,892	$24,523,835
Shares Redeemed:
Class A	(250,643)	(3,046,752)	(1,446,579)	(16,822,707)
Class C	(96,871)	(1,122,416)	(206,687)	(2,299,048)
Institutional Class	(368,263)	(4,432,604)	(5,943,485)	(68,456,381)
	(715,777)	$(8,601,772)	(7,596,751)	$(87,578,136)
Net increase (decrease)	(501,721)	$(6,006,008)	(5,587,859)	$(63,054,301)

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 8 — Fund Share Transactions (Continued)

	Global Tactical Allocation
	Six Months Ended 12/31/16		Year Ended 6/30/16
	Shares	Value	Shares	Value
Shares sold:
Class A	7,052	$73,693	89,237	$959,273
Class C	980	9,692	72,024	754,719
Institutional Class	210,399	2,503,403	243,325	3,016,440
Shares issued to shareholders due
to reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	—
	218,431	$2,586,788	404,586	$4,730,432
Shares Redeemed:
Class A	(119,571)	(1,244,911)	(265,117)	(2,753,883)
Class C	(41,314)	(401,130)	(81,694)	(787,122)
Institutional Class	(98,739)	(1,170,718)	(175,288)	(2,054,323)
	(259,624)	$(2,816,759)	(522,099)	$(5,595,328)
Net increase (decrease)	(41,193)	$(229,971)	(117,513)	$(864,896)

	Mid-Cap Value
	Six Months Ended 12/31/16		Year Ended 6/30/16
	Shares	Value	Shares	Value
Shares sold:
Class A	3,390	$87,906	1,881	$43,012
Class C	75	1,620	694	13,877
Institutional Class	2,250	64,425	5,020	114,887
Shares issued to shareholders due
to reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	—
	5,715	$153,951	7,595	$171,776
Shares Redeemed:
Class A	(13,329)	(335,405)	(52,638)	(1,183,778)
Class C	(7,775)	(170,164)	(13,894)	(273,981)
Institutional Class	(2,587)	(67,789)	(11,130)	(267,895)
	(23,691)	$(573,358)	(77,662)	$(1,725,654)
Net increase (decrease)	(17,976)	$(419,407)	(70,067)	$(1,553,878)

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 8 — Fund Share Transactions (Continued)

	Small-Cap Value
	Six Months Ended 12/31/16		Year Ended 6/30/16
	Shares	Value	Shares	Value
Shares sold:
Class A	5,422	$119,884	11,691	$250,197
Class C	205	3,743	10,602	193,798
Institutional Class	7,616	171,140	52,805	1,135,000
Shares issued to shareholders due
to reinvestment of distributions:
Class A	—	—	24,361	506,715
Class C	—	—	7,880	132,549
Institutional Class	—	—	67,292	1,473,012
	13,243	$294,767	174,631	$3,691,271
Shares Redeemed:
Class A	(25,758)	(565,016)	(38,582)	(804,852)
Class C	(13,591)	(248,022)	(11,575)	(186,481)
Institutional Class	(191,492)	(4,329,395)	(84,509)	(1,918,930)
	(230,841)	$(5,142,433)	(134,666)	$(2,910,263)
Net increase (decrease)	(217,598)	$(4,847,666)	39,965	$781,008

	Strategic Growth
	Six Months Ended 12/31/16		Year Ended 6/30/16
	Shares	Value	Shares	Value
Shares sold:
Class A	14,673	$370,830	57,050	$1,408,584
Class C	2,490	53,901	17,680	375,441
Institutional Class	32,342	847,527	179,430	4,801,987
Shares issued to shareholders due
to reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	—
	49,505	$1,272,258	254,160	$6,586,012
Shares Redeemed:
Class A	(380,573)	(9,512,788)	(563,222)	(13,957,325)
Class C	(147,112)	(3,211,879)	(140,669)	(3,022,567)
Institutional Class	(241,089)	(6,208,399)	(2,046,038)	(54,865,899)
	(768,774)	$(18,933,066)	(2,749,929)	$(71,845,791)
Net increase (decrease)	(719,269)	$(17,660,808)	(2,495,769)	$(65,259,779)

Note 9 — Offsetting Assets and Liabilities

The Funds are subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specify collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

2016 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 9 — Offsetting Assets and Liabilities (Continued)

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of December 31, 2016:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Event Arbitrage
Written Options	$150,760	$—	$150,760	$—	$150,760	$—
Securities Lending	5,883,218	—	5,883,218	5,883,218	—	—
	6,033,978	—	6,033,978	5,883,218	150,760	—

Mid-Cap Value
Securities Lending	1,555,473	—	1,555,473	1,555,473	—	—

Small-Cap Value
Securities Lending	8,883,757	—	8,883,757	8,883,757	—	—

Note 10 — Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.

The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust, and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

Note 11 — Securities Lending

The Funds hold units of the Mount Vernon Liquid Assets Portfolio, LLC as cash collateral whose main objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. It primarily invests in Certificates of Deposits, Asset Backed and Financial Company Commercial Paper, and Repurchase Agreements.

At December 31, 2016, the aggregate market value of loaned securities and the value of the cash collateral the Funds received is as follows:

	Loaned Securities	Value of	% of
	Market Value	Cash Collateral	Net Assets
Event Arbitrage	$5,754,974	$5,883,218	20.0%
Mid-Cap Value	1,505,176	1,555,473	21.0%
Small-Cap Value	8,629,212	8,883,757	26.6%

Investments purchased with proceeds from securities lending collateral is included in the Schedules of Investments and the Statements of Assets and Liabilities.

2016 SEMI-ANNUAL REPORT

Board Consideration of the Sub-Advisory Agreement (unaudited)

At a meeting held on September 15, 2016, the Trustees of the Board of the Trust (“Trustees” or “Board”) considered the materials relating to the proposal to enter into a new Sub-Advisory Agreement between Quaker Funds, Inc. (the “Adviser” or “QFI”) and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital” or “sub-adviser”), proposed sub-adviser to the Quaker Strategic Growth Fund (“Strategic Growth” or “Fund”).  At the meeting, the Independent Trustees reported to the full Board their considerations with respect to the Agreements, and the Board, including a majority of Independent Trustees, considered and approved the terms of the proposed Sub-Advisory Agreement between the Adviser, sub-adviser and the Fund.

The Board considered and reviewed information about LA Capital, including its personnel, operations and financial condition, which had been provided by LA Capital. The Board also reviewed material furnished by the Adviser, including: a memorandum from the Adviser supporting the approval; a description of LA Capital’s proposed sub-advisory fees under the Sub-advisory Agreement; information concerning LA Capital’s organizational structure and the experience of its investment management personnel; a “due diligence” questionnaire describing various material items in relation to LA Capital personnel, organization and policies; copies of LA Capital’s Code of Ethics; and a copy of the Sub-advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel.  The materials prepared by the Adviser specifically in connection with the approval of the Sub-advisory Agreement were sent to the Independent Trustees in advance of the Board meeting.  While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.  This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board.  In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors.  In addition, individual Trustees may have assigned different weights to various factors.

In considering the nature, extent and quality of the services to be provided by LA Capital, the Board reviewed the services to be provided by LA Capital pursuant to the Sub-advisory Agreement, noting specifically that the Sub-advisory Agreement contains substantially similar provisions to those in the prior sub-advisory agreement, except for the provisions relating to the fees. The Board reviewed materials provided by LA Capital regarding the experience and qualifications of personnel who will be responsible for managing the Fund. The Board also placed weight on the performance of a LA Capital composite (the “Composite”) that utilized the investment process and parameters that would be employed by LA Capital.  Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by LA Capital to the Fund and its shareholders and was confident in the abilities of LA Capital to provide quality services to the Fund and its shareholders.

The Board reviewed information on the performance of the Composite over various time periods against the Russell 1000 Growth Index.  The Board believed such information and analysis evidenced the potential benefits to the Fund of having LA Capital serve as its sub-adviser and the high quality of portfolio management services expected to be provided by LA Capital under the Sub-advisory Agreement.

In considering the appropriateness of the sub-advisory fees to be charged by LA Capital, the Board reviewed and considered the sub-advisory fees in light of the nature, extent and quality of the sub-advisory services to be provided by LA Capital, as more fully described above. The Board noted that LA Capital’s sub-advisory fees are paid by the Adviser and are not additional fees borne by the Fund. The Board also noted that the sub-advisory

2016 SEMI-ANNUAL REPORT

Board Consideration of the Sub-Advisory Agreement (unaudited) (continued)

fees to be paid by the Adviser to LA Capital were the product of arms-length negotiations between the Adviser and LA Capital, and the Board considered the allocation of the investment management fees charged to the Fund between the Adviser and LA Capital in light of the nature, extent and quality of the investment management services to be provided by the Adviser and LA Capital.  In particular, the Board was provided with a description of fees to be charged by LA Capital under the Sub-advisory Agreement, which showed them to be significantly lower than the sub-advisory fees charged by the Fund’s former sub-adviser at the Fund’s current amount of assets under management.  The Board noted that these lower costs would be passed through to Fund shareholders.  The Board discussed the impact that the differences in fees would have on the Adviser’s profitability.  Based upon such facts, the Board believed that the fees to be charged by LA Capital under the Sub-advisory Agreement were acceptable in relation to the services being provided.

The Board considered whether LA Capital would receive any fall-out benefits in connection with its relationship with the Fund, such as benefits relating to soft-dollar arrangements. Information about LA Capital’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through sub-advisory fee breakpoints so that as the Fund grows in size, its effective sub-advisory fee rate declines.

The Board discussed in detail the content of the information provided and raised specific questions they had from their individual reviews.  In voting unanimously to approve the proposed new Sub-Advisory agreement, based on the various considerations discussed above, the Trustees, including a majority of the Independent Trustees, determined that the approval of the Sub-Advisory Agreement was in the best interest of the Fund.

2016 SEMI-ANNUAL REPORT

General Information (unaudited)

The Statement of Additional Information for the Trust includes additional information about the Trustees and Officers and is available, without charge, upon request by calling (800) 220-8888.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.

2016 SEMI-ANNUAL REPORT

The Quaker Funds are distributed by
Foreside Fund Services, LLC.

Contact us:
Quaker Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC.
PO Box 701
Milwaukee, WI 53201-0701
800.220.8888
www.quakerfunds.com

©2016 Quaker® Investment Trust

QKSAR 122016

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)
A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1, Report to Shareholders, of this Form N-CSR.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)      /s/Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date    March 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date    March 2, 2017

By (Signature and Title)      /s/Laurie Keyes
Laurie Keyes,
Treasurer

Date    March 2, 2017